UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant: Vanguard Charlotte Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – April 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2014

Vanguard Total International Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	80
Trustees Approve Advisory Arrangement.	82
Glossary.	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	1.44%	0.74%	1.40%	2.14%
Admiral™ Shares	1.47	0.76	1.45	2.21
Institutional Shares	1.55	0.80	1.47	2.27
ETF Shares	1.47
Market Price				2.33
Net Asset Value				2.20
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped
Index (USD Hedged)				2.45
International Income Funds Average				2.28
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$9.99	$10.13	$0.073	$0.000
Admiral Shares	19.98	20.27	0.150	0.000
Institutional Shares	29.97	30.41	0.237	0.000
ETF Shares	49.95	50.67	0.371	0.000

Chairman’s Letter

Dear Shareholder,

As global bond markets found their footing during the six months ended April 30, 2014, Vanguard Total International Bond Index Fund returned 2.14% for Investor Shares and a bit more for other share classes. In addition to earning interest income, the fund’s holdings increased in price.

The fund accomplished its investment objective of closely tracking its benchmark index: The Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which of course incurs no expenses, returned 2.45%. This close tracking, for a fund that is shy of its one-year anniversary, is a tribute to the skill and experience of Vanguard Fixed Income Group, the fund’s advisor.

As I noted in my first shareholder report last year, Barclays constructs and manages your fund’s custom index with caps, or limits, on certain holdings. The intent is to comply with Internal Revenue Service diversification standards for regulated investment companies, or RICs, a category that includes mutual funds. In seeking to track the index, the advisor uses a sampling strategy, holding a range of securities that in total approximates the index’s key risk factors and characteristics—such as average duration and credit quality. Sampling is a common industry practice for bond index funds because it can be very difficult and potentially costly to own all the bonds in an index—currently more than 7,600 bonds in the case of your fund’s benchmark.

At April 30, the fund’s 30-day SEC yield for Investor Shares was 1.44%, down from 1.64% last October and lower than the 2.10% yield of the broad U.S. bond market (as measured by Vanguard Total Bond Market Index Fund).

Despite low yields, the bond market experienced a surprising rally

Overall, bonds continued to emerge from the struggles that marked much of 2013, when many markets were roiled by the prospect that the Federal Reserve would reduce its stimulative bond-buying. Such concerns hit emerging economies especially hard, because their capital markets have been bolstered by significant cash inflows under the Fed’s easy-money policy. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

Outside the United States, bond markets overall (as measured by the Barclays Global Aggregate Index ex USD, unhedged for currency exposure) returned 2.33% for the six months ended April 30. Some of the best performers were emerging economies—whose bonds make up a very small slice of the total international bond market—and a few European markets; the European Central Bank reiterated its commitment to fight deflation and continue to stimulate economic growth. However, Russia’s conflict with Ukraine, and concerns about the impact of more Western sanctions against Russia, led to negative returns for Russian bonds.

Market Barometer
			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

CPI
Consumer Price Index	1.51%	1.95%	2.14%

The broad U.S. taxable bond market lagged international bonds, returning 1.74%. The yield of the 10-year Treasury note ended at 2.69% in April, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.) Municipal bonds returned 4.08%. Money market funds and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

Global stocks continued to climb, despite some recent choppiness

International stocks, in aggregate, returned nearly 3% for the half year, with the developed markets of Europe faring the best. The developed markets of the Pacific region and emerging markets declined.

Investors were unsettled by the conflict in Ukraine and weak economic data from China—whose efforts to reposition its economy have significant implications for trade with countries around the globe.

U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations.

Global economic and political shifts are, of course, as inevitable as they are unpredictable. Broad diversification across stock and bond markets remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.23%	0.20%	0.12%	0.20%	1.01%

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the fund’s annualized expense ratios were 0.23% for Investor Shares, 0.20% for Admiral Shares, 0.12% for Institutional Shares, and 0.20% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Income Funds.

broader portfolio tends to moderate those individual issues, and that’s always, I think, a valuable starting point for investors.”

Most bond markets gained, led by Southern Europe

Because of their sheer size, European bond markets tend to be the main drivers of your fund’s performance. During the half year, they represented the largest regional slice of the fund and its index—nearly 60%. But Europe’s stock markets don’t always move in lockstep, and neither do their bond markets—which underscores the benefits of diversification.

A case in point: France and Germany, the two largest European markets in the index, posted returns of about 2% to 3%. Both countries have relatively strong economies compared with some other Eurozone markets such as Italy and Spain. But Italy and Spain both posted some of the highest returns in the index, about 7%, as investors gained more confidence in those nations’ creditworthiness (which helped push down bond yields and pull up their prices).

Offering perhaps the best sign of increasing confidence is Greece, which required bailouts during the financial crisis. Most Greek bonds still don’t meet the credit standards for inclusion in the Barclays Global Aggregate Index. The government’s successful sale of more than $4 billion of bonds in April was a welcome sign that things seem to be returning to normal—for Greece and the Eurozone as a whole.

The performance of Japanese bonds—the largest country holding in the fund and its index—helps illustrate the importance of your fund’s currency-hedging strategy. As the yen weakened against the U.S. dollar during the six months, Japanese bond returns were lower for U.S. investors than for yen-based investors. For example, the unhedged Barclays Japanese Aggregate Bond Index returned about –3% when translated into dollars. However, the currency-hedged index had a positive return of about half a percentage point, similar to its return in yen. Admittedly, the reverse can happen: If a foreign currency strengthens, hedging would reduce a U.S. investor’s return. Either way, hedging allows international bonds to perform like bonds.

Global bonds can help diversify interest rate risk

As the Fed further trims its bond-buying program, we’re likely to see more headlines about the prospect of higher interest rates and lower bond prices. But the latest media speculation is never a sound basis for changing your portfolio’s long-term allocation to bonds, which serve to moderate the much higher volatility of stocks.

You can nevertheless take a step to limit your exposure to U.S. interest rate risk while maintaining your portfolio’s bond allocation, by shifting some of your holdings into international bonds that are hedged for foreign currency risk.

Using nearly three decades of data from periods when interest rates rose, Vanguard’s research has shown that adding international bonds can effectively diversify an investor’s portfolio of local bonds—regardless of the investor’s home country. Much of this benefit arises because the interest rate movements of various markets can cancel one another out to some extent, leading to more stable returns.

Of course, there’s no guarantee that such trends will continue, and diversification doesn’t prevent losses. But it’s unlikely that all interest rates across the globe would increase at the same time or by the same magnitude. (You can read more in Fearful of Rising Interest Rates? Consider a More Global Bond Portfolio, available at vanguard.com/research.)

This strategy of global diversification is simple and straightforward and can make sense in any rate environment. As an investor in Vanguard Total International Bond Index Fund, with its low costs, you’ve already taken a step in this direction. And unlike changes in interest rates, such a strategy is under your control.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 19, 2014

Total International Bond Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTIBX	VTABX	VTIFX	BNDX
Expense Ratio1	0.23%	0.20%	0.12%	0.20%
30-Day SEC Yield	1.44%	1.47%	1.55%	1.47%

Financial Attributes

		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)
Number of Bonds	2,549	7,661
Yield to Maturity
(before expenses)	1.7%	1.7%
Average Coupon	3.1%	3.2%
Average Duration	6.8 years	6.7 years
Average Effective
Maturity	8.4 years	8.4 years
Short-Term
Reserves	0.9%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.3%
Finance		6.5
Foreign Government		80.6
Industrial		5.0
Utilities		1.4
Other		6.2
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	24.6%
Aa	45.8
A	10.3
Baa	19.3
For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.2%
1 - 3 Years	23.8
3 - 5 Years	20.7
5 - 10 Years	31.5
10 - 20 Years	14.0
20 - 30 Years	7.7
Over 30 Years	2.1

Investment Focus

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.20% for Admiral Shares, 0.12% for Institutional Shares, and 0.20% for ETF Shares.

Total International Bond Index Fund

Market Diversification (% of portfolio )
Fund
Europe
France	11.6%
Germany	10.8
Italy	8.3
United Kingdom	8.1
Spain	5.6
Netherlands	3.5
Belgium	2.1
Sweden	1.7
Austria	1.5
Switzerland	1.5
Other	3.0
Subtotal	57.7%
Pacific
Japan	22.6%
Australia	2.6
South Korea	2.1
Other	0.8
Subtotal	28.1%
Emerging Markets	4.0%
North America
Canada	5.1%
United States	1.7
Subtotal	6.8%
Middle East	0.2%
Other	3.2%

Allocation by Region(% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through April 30, 2014
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	0.74	1.40	2.14	2.45
Note: For 2014, performance data reflect the six months ended April 30, 2014.

Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	Income	Capital	Total
Investor Shares	5/31/2013	1.20%	0.90%	2.10%
Admiral Shares	5/31/2013	1.25	0.85	2.10
Institutional Shares	5/31/2013	1.30	0.87	2.17
ETF Shares	5/31/2013
Market Price				2.41
Net Asset Value				2.08

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Australia (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	2,000	2,742
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,825
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	1,000	1,463
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	4,559
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	700	1,109
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,530
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	792
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,786
					18,806
Corporate Bonds (0.5%)
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	875
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	7,501
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	3,800	5,513
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,448
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	710
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	4,852
BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	3,076
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,829
Commonwealth Bank of Australia	3.875%	12/14/15	GBP	180	318
Commonwealth Bank of Australia	4.250%	11/10/16	EUR	4,000	6,032
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	5,654
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,640
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,397
National Australia Bank Ltd.	3.625%	11/8/17	GBP	400	713
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,100	8,075
National Australia Bank Ltd.	4.250%	6/24/15	CHF	1,000	1,187
National Australia Bank Ltd.	4.750%	7/15/16	EUR	4,000	6,036
National Australia Bank Ltd.	5.125%	12/9/21	GBP	1,000	1,907
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	7,420
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,000	2,896
1 Origin Energy Finance Ltd.	3.500%	10/4/21	EUR	1,500	2,206
2 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,876
QBE Insurance Group Ltd.	6.125%	9/28/15	GBP	130	232
2 Santos Finance Ltd.	8.250%	9/22/70	EUR	750	1,180
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	4,243
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	4,330
Wesfarmers Ltd.	4.750%	3/12/20	AUD	5,000	4,671
Westfield Retail Trust 1	3.250%	9/11/23	EUR	3,273	4,850

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Westfield UK & Europe Finance plc	4.250%	7/11/22	GBP	2,300	4,225
Westpac Banking Corp.	1.375%	12/23/15	GBP	300	509
Westpac Banking Corp.	4.250%	9/22/16	EUR	6,000	9,017
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	3,661
Westpac Banking Corp.	7.250%	11/18/16	AUD	11,500	11,663
					125,742
Sovereign Bonds (2.0%)
Australia Government Bond	5.750%	7/15/22	AUD	10,000	10,574
Commonwealth of Australia	2.750%	4/21/24	AUD	21,000	17,581
Commonwealth of Australia	3.250%	4/21/29	AUD	13,000	10,639
Commonwealth of Australia	4.250%	7/21/17	AUD	10,000	9,640
Commonwealth of Australia	4.500%	4/15/20	AUD	22,000	21,551
Commonwealth of Australia	4.500%	4/21/33	AUD	7,000	6,511
Commonwealth of Australia	4.750%	10/21/15	AUD	25,000	23,915
Commonwealth of Australia	4.750%	6/15/16	AUD	40,000	38,669
Commonwealth of Australia	4.750%	4/21/27	AUD	10,000	9,818
Commonwealth of Australia	5.250%	3/15/19	AUD	11,000	11,098
Commonwealth of Australia	5.500%	1/21/18	AUD	16,000	16,098
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	52,871
Commonwealth of Australia	5.750%	5/15/21	AUD	15,000	15,759
Commonwealth of Australia	6.000%	2/15/17	AUD	35,000	35,184
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	10,000	9,289
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	10,483
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	5,208
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	14,000	14,732
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	3,178
Queensland Treasury Corp.	3.500%	9/21/17	AUD	15,000	14,052
Queensland Treasury Corp.	4.250%	7/21/23	AUD	10,000	9,241
Queensland Treasury Corp.	5.500%	6/21/21	AUD	3,000	3,043
Queensland Treasury Corp.	6.000%	4/21/16	AUD	9,000	8,857
Queensland Treasury Corp.	6.000%	2/21/18	AUD	10,000	10,166
Queensland Treasury Corp.	6.000%	7/21/22	AUD	15,000	15,707
Queensland Treasury Corp.	6.250%	2/21/20	AUD	10,000	10,485
South Australian Government
Financing Authority	4.750%	8/6/19	AUD	7,500	7,313
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	10,000	10,096
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	10,200
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	10,434
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	7,390
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	13,029
					452,811
Total Australia (Cost $600,677)					597,359
Austria (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	718
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	3,242
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	3,055
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	419
Raiffeisenlandesbank
Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	2,421
UniCredit Bank Austria AG	2.875%	11/4/16	EUR	2,000	2,940
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	3,240
					16,035

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.1%)
	Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	2,226
	OMV AG	3.500%	9/27/27	EUR	1,000	1,526
	OMV AG	4.250%	10/12/21	EUR	1,000	1,612
2	OMV AG	6.750%	6/29/49	EUR	1,000	1,563
	Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	2,178
2	Raiffeisen Bank International AG	4.500%	2/21/25	EUR	1,000	1,369
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	7,392
	Telekom Finanzmanagement GmbH	4.250%	1/27/17	EUR	634	958
	UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,434
2	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	5.500%	10/9/43	EUR	1,000	1,535
						21,793
Sovereign Bonds (1.3%)
3	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	720
3	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	700	997
3	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	3,141
3	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	6,489
	Autobahnen- Und
	Schnellstrassen-Finanzierungs-AG	4.500%	10/16/17	EUR	1,000	1,572
	Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,860
3	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	4,212
3	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	1,000	1,443
3	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	3,116
3	OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	9,479
3	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,000	1,586
3	Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	3,377
3	Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	4,313
	Oesterreichische Kontrollbank AG	3.875%	9/15/16	EUR	2,000	3,005
[1,4]	Republic of Austria	1.150%	10/19/18	EUR	9,000	12,735
1	Republic of Austria	1.750%	10/20/23	EUR	10,000	13,927
1	Republic of Austria	1.950%	6/18/19	EUR	12,000	17,564
1	Republic of Austria	2.400%	5/23/34	EUR	4,000	5,536
1	Republic of Austria	3.150%	6/20/44	EUR	5,000	7,799
1	Republic of Austria	3.200%	2/20/17	EUR	20,000	29,956
1	Republic of Austria	3.400%	11/22/22	EUR	10,000	15,931
1	Republic of Austria	3.500%	7/15/15	EUR	10,000	14,420
1	Republic of Austria	3.500%	9/15/21	EUR	12,000	19,195
1	Republic of Austria	3.800%	1/26/62	EUR	3,000	5,500
[1,4]	Republic of Austria	3.900%	7/15/20	EUR	15,000	24,306
1	Republic of Austria	4.000%	9/15/16	EUR	10,000	15,095
1	Republic of Austria	4.150%	3/15/37	EUR	9,800	17,509
1	Republic of Austria	4.350%	3/15/19	EUR	5,000	8,115
1	Republic of Austria	4.650%	1/15/18	EUR	7,000	11,180
1	Republic of Austria	4.850%	3/15/26	EUR	15,000	27,099
	Republic of Austria	6.250%	7/15/27	EUR	6,000	12,297
						304,474
Total Austria (Cost $322,252)						342,302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
Belgium (2.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Belfius Bank SA	1.375%	6/5/20	EUR	1,500	2,100
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	4,161
						6,261
Corporate Bonds (0.2%)
	Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	1,078
	Anheuser-Busch InBev NV	2.875%	9/25/24	EUR	4,000	5,829
	Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,816
	Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,480	4,775
	Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	5,043
	Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	2,033
	BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,957
	Elia System Operator SA	5.625%	4/22/16	EUR	900	1,366
	KBC Internationale
	Financieringsmaatschappij NV	5.000%	3/16/16	EUR	3,450	5,158
						31,055
Sovereign Bonds (1.9%)
	Belgacom SA	3.875%	2/7/18	EUR	1,000	1,530
[5,6,7] Dexia Credit Local SA		1.000%	7/11/16	EUR	5,000	7,004
[5,6,7] Dexia Credit Local SA		1.625%	10/29/18	EUR	3,000	4,264
	Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,437
	Flemish Community	3.000%	1/31/18	EUR	2,000	2,996
	Flemish Community	3.875%	7/20/16	EUR	2,000	2,982
	Kingdom of Belgium	1.250%	6/22/18	EUR	9,000	12,760
	Kingdom of Belgium	2.250%	6/22/23	EUR	28,500	40,783
1	Kingdom of Belgium	2.750%	3/28/16	EUR	10,000	14,527
4	Kingdom of Belgium	3.000%	9/28/19	EUR	16,000	24,514
1	Kingdom of Belgium	3.000%	6/22/34	EUR	5,000	7,112
1	Kingdom of Belgium	3.250%	9/28/16	EUR	30,000	44,560
1	Kingdom of Belgium	3.500%	6/28/17	EUR	15,000	22,780
1	Kingdom of Belgium	3.750%	9/28/15	EUR	5,000	7,280
1	Kingdom of Belgium	3.750%	9/28/20	EUR	13,000	20,838
	Kingdom of Belgium	3.750%	6/22/45	EUR	5,000	7,930
1	Kingdom of Belgium	4.000%	3/28/17	EUR	6,000	9,186
1	Kingdom of Belgium	4.000%	3/28/18	EUR	10,000	15,672
	Kingdom of Belgium	4.000%	3/28/19	EUR	15,000	23,940
	Kingdom of Belgium	4.000%	3/28/22	EUR	12,000	19,643
	Kingdom of Belgium	4.000%	3/28/32	EUR	14,000	22,960
1	Kingdom of Belgium	4.250%	9/28/21	EUR	12,000	19,905
	Kingdom of Belgium	4.250%	9/28/22	EUR	10,000	16,642
1	Kingdom of Belgium	4.250%	3/28/41	EUR	14,500	25,012
1	Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,955
1	Kingdom of Belgium	5.000%	3/28/35	EUR	15,000	27,889
	Kingdom of Belgium	5.500%	3/28/28	EUR	13,000	24,512
						441,613
Total Belgium (Cost $446,892)						478,929
Bermuda (0.0%)
Corporate Bond (0.0%)
	Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,830
Total Bermuda (Cost $2,655)						2,830

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Brazil (0.1%)
Corporate Bonds (0.0%)
Telemar Norte Leste SA	5.125%	12/15/17	EUR	500	752
Vale SA	3.750%	1/10/23	EUR	1,500	2,222
					2,974
Sovereign Bonds (0.1%)
1 Banco do Brasil SA	3.750%	7/25/18	EUR	3,000	4,304
1 Banco Nacional de Desenvolvimento
Economico e Social	3.625%	1/21/19	EUR	1,000	1,437
Federative Republic of Brazil	2.875%	4/1/21	EUR	1,900	2,652
Petrobras Global Finance BV	2.750%	1/15/18	EUR	500	702
Petrobras Global Finance BV	3.250%	4/1/19	EUR	5,000	7,103
Petrobras Global Finance BV	3.750%	1/14/21	EUR	500	712
Petrobras Global Finance BV	4.750%	1/14/25	EUR	500	717
Petrobras International Finance Co.	6.250%	12/14/26	GBP	2,000	3,391
					21,018
Total Brazil (Cost $23,182)					23,992
Canada (5.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,817
Royal Bank of Canada	1.625%	8/4/20	EUR	1,500	2,121
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	4,892
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	4,755
					14,585
Corporate Bonds (0.9%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,937
407 International Inc.	4.190%	4/25/42	CAD	1,500	1,339
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,490
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,868
Bank of Montreal	1.890%	10/5/15	CAD	5,000	4,588
Bank of Montreal	2.240%	12/11/17	CAD	7,500	6,886
Bank of Montreal	2.390%	7/12/17	CAD	5,000	4,625
Bank of Montreal	6.020%	5/2/18	CAD	4,000	4,225
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	6,869
Bank of Nova Scotia	2.250%	5/8/15	CAD	2,000	1,840
Bank of Nova Scotia	2.598%	2/27/17	CAD	2,000	1,865
2 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,633
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,677
Bank of Nova Scotia	3.610%	2/22/16	CAD	2,000	1,889
Bell Aliant Regional Communications LP	5.520%	2/26/19	CAD	2,000	2,054
Bell Canada	3.350%	6/18/19	CAD	5,000	4,693
Bell Canada	3.350%	3/22/23	CAD	5,000	4,493
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	2,000	1,890
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,452
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,712
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,759
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,389
Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	9,328
2 Canadian Imperial Bank of Commerce	3.150%	11/2/20	CAD	2,000	1,866
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,000	1,154
2 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	3,062
Capital Power LP	5.276%	11/16/20	CAD	4,000	3,971
CU Inc.	4.543%	10/24/41	CAD	1,000	949
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	1,025

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,745
Enbridge Inc.	4.530%	3/9/20	CAD	3,000	3,010
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	948
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,000	1,989
2 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	4,023
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,000	2,125
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,852
HSBC Bank Canada	3.558%	10/4/17	CAD	5,000	4,796
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,500	2,382
2 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	4,480
2 National Bank of Canada	3.261%	4/11/22	CAD	7,000	6,592
NAV Canada	1.949%	4/19/18	CAD	2,000	1,819
NAV Canada	5.304%	4/17/19	CAD	1,000	1,048
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	1,500	1,833
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,645
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	6,195
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	6,874
Royal Bank of Canada	2.770%	12/11/18	CAD	3,000	2,783
2 Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,699
2 Royal Bank of Canada	3.180%	11/2/20	CAD	2,000	1,863
Royal Bank of Canada	3.360%	1/11/16	CAD	7,500	7,045
2 Royal Bank of Canada	4.350%	6/15/20	CAD	2,000	1,878
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,689
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,884
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,990
Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,564
TELUS Corp.	3.200%	4/5/21	CAD	750	684
TELUS Corp.	3.350%	4/1/24	CAD	7,500	6,626
Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	3,968
Thomson Reuters Corp.	6.000%	3/31/16	CAD	3,000	2,942
Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	6,859
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	4,562
Toronto-Dominion Bank	2.948%	8/2/16	CAD	2,000	1,876
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,885
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,868
Wells Fargo Canada Corp.	3.700%	3/30/16	CAD	3,000	2,843
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	281
					209,673
Sovereign Bonds (4.0%)
Alberta Capital Finance Authority	3.050%	6/15/15	CAD	2,000	1,864
Canada	1.000%	5/1/15	CAD	5,000	4,562
Canada	1.250%	2/1/16	CAD	30,000	27,459
Canada	1.250%	3/1/18	CAD	37,000	33,531
Canada	1.250%	9/1/18	CAD	21,840	19,656
Canada	1.500%	8/1/15	CAD	15,000	13,770
Canada	1.500%	3/1/17	CAD	20,000	18,417
Canada	1.500%	6/1/23	CAD	9,000	7,678
Canada	1.750%	3/1/19	CAD	13,000	11,899
Canada	2.500%	6/1/15	CAD	35,000	32,445
Canada	2.500%	6/1/24	CAD	5,000	4,600
Canada	2.750%	9/1/16	CAD	25,000	23,673
Canada	2.750%	6/1/22	CAD	12,000	11,425
Canada	3.000%	12/1/15	CAD	10,000	9,405
Canada	3.250%	6/1/21	CAD	7,000	6,915
Canada	3.500%	1/13/20	EUR	2,000	3,187

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Canada	3.500%	6/1/20	CAD	12,250	12,242
	Canada	3.500%	12/1/45	CAD	11,600	11,821
	Canada	4.000%	6/1/41	CAD	14,000	15,281
	Canada	4.250%	6/1/18	CAD	10,000	10,130
	Canada	5.000%	6/1/37	CAD	16,000	19,736
	Canada	5.750%	6/1/29	CAD	11,000	13,832
	Canada	5.750%	6/1/33	CAD	23,500	30,649
	Canada	8.000%	6/1/23	CAD	6,000	8,064
	Canada	8.000%	6/1/27	CAD	7,000	10,246
1	Canada Housing Trust No 1	1.700%	12/15/17	CAD	7,000	6,411
1	Canada Housing Trust No 1	1.850%	12/15/16	CAD	10,000	9,244
1	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	9,286
1	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	9,242
1	Canada Housing Trust No 1	2.350%	12/15/18	CAD	10,000	9,319
1	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	8,958
1	Canada Housing Trust No 1	2.450%	12/15/15	CAD	20,000	18,630
1	Canada Housing Trust No 1	2.650%	3/15/22	CAD	7,500	6,904
1	Canada Housing Trust No 1	2.750%	6/15/16	CAD	20,000	18,831
	Canada Housing Trust No 1	2.900%	6/15/24	CAD	5,000	4,590
1	Canada Housing Trust No 1	3.150%	9/15/23	CAD	5,000	4,720
1	Canada Housing Trust No 1	3.800%	6/15/21	CAD	5,000	4,972
[1,8]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	10,026
8	Canada Post Corp.	4.360%	7/16/40	CAD	1,000	1,043
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	356
	City of Montreal Canada	3.500%	9/1/23	CAD	2,500	2,306
	City of Toronto	4.700%	6/10/41	CAD	2,000	2,007
	City of Toronto	5.200%	6/1/40	CAD	1,000	1,074
	Export Development Canada	0.875%	12/7/16	GBP	1,000	1,675
	Export Development Canada	1.875%	12/17/18	GBP	3,000	5,053
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	8,232
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,865
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,633
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,630
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	3,008
	Hydro-Quebec	5.000%	2/15/45	CAD	8,500	9,116
	Hydro-Quebec	5.000%	2/15/50	CAD	6,500	7,075
	Hydro-Quebec	6.000%	8/15/31	CAD	4,000	4,634
	Hydro-Quebec	6.000%	2/15/40	CAD	1,000	1,202
	Hydro-Quebec	6.500%	1/16/35	CAD	280	349
	Hydro-Quebec	6.500%	2/15/35	CAD	3,000	3,737
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,749
[1,8]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,894
[1,8]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	1,000	980
	Municipal Finance Authority
	of British Columbia	3.000%	6/1/16	CAD	5,000	4,730
[1,8]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	972
[1,8]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	1,500	1,474
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,701
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	3,353
	Province of Alberta	1.700%	12/15/17	CAD	7,500	6,855
	Province of Alberta	2.900%	9/20/29	CAD	2,800	2,381
	Province of Alberta	3.450%	12/1/43	CAD	4,000	3,478
	Province of Alberta	3.900%	12/1/33	CAD	2,000	1,889

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,506
Province of British Columbia	3.200%	6/18/44	CAD	5,000	4,134
Province of British Columbia	3.250%	12/18/21	CAD	5,000	4,745
Province of British Columbia	4.100%	12/18/19	CAD	5,000	5,025
Province of British Columbia	4.300%	6/18/42	CAD	2,500	2,506
Province of British Columbia	4.650%	12/18/18	CAD	2,000	2,036
Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,464
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,357
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,784
Province of Manitoba	4.150%	6/3/20	CAD	6,000	6,015
Province of Manitoba	4.600%	3/5/38	CAD	3,000	3,078
Province of Manitoba	5.200%	12/3/15	CAD	3,000	2,908
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,451
Province of New Brunswick	3.550%	6/3/43	CAD	1,000	849
Province of New Brunswick	3.650%	6/3/24	CAD	3,000	2,822
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	2,009
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,855
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	2,050
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,163
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	2,120
Province of Nova Scotia	4.100%	6/1/21	CAD	6,000	5,966
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	1,990
Province of Ontario	1.900%	9/8/17	CAD	15,000	13,874
Province of Ontario	2.100%	9/8/18	CAD	15,000	13,828
Province of Ontario	2.850%	6/2/23	CAD	10,000	8,953
Province of Ontario	3.000%	9/28/20	EUR	3,750	5,733
Province of Ontario	3.150%	6/2/22	CAD	15,000	13,915
Province of Ontario	3.450%	6/2/45	CAD	7,000	5,908
Province of Ontario	3.500%	6/2/43	CAD	10,000	8,542
Province of Ontario	4.000%	6/2/21	CAD	6,000	5,926
Province of Ontario	4.200%	6/2/20	CAD	15,000	15,025
Province of Ontario	4.300%	3/8/17	CAD	5,000	4,937
Province of Ontario	4.600%	6/2/39	CAD	15,000	15,262
Province of Ontario	4.650%	6/2/41	CAD	12,500	12,885
Province of Ontario	4.700%	6/2/37	CAD	9,000	9,268
Province of Ontario	4.850%	6/2/20	CAD	10,000	10,350
Province of Ontario	5.600%	6/2/35	CAD	8,000	9,159
Province of Ontario	5.850%	3/8/33	CAD	6,500	7,555
Province of Ontario	6.500%	3/8/29	CAD	4,000	4,861
Province of Ontario	7.600%	6/2/27	CAD	3,000	3,923
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,018
Province of Saskatchewan	4.750%	6/1/40	CAD	2,000	2,133
Quebec	3.000%	9/1/23	CAD	10,000	9,001
Quebec	3.500%	12/1/22	CAD	7,000	6,616
Quebec	4.250%	12/1/21	CAD	15,000	14,981
Quebec	4.250%	12/1/43	CAD	10,000	9,546
Quebec	4.500%	12/1/17	CAD	5,000	5,013
Quebec	4.500%	12/1/18	CAD	5,000	5,048
Quebec	4.500%	12/1/20	CAD	8,000	8,125
Quebec	4.750%	4/29/18	EUR	1,000	1,600
Quebec	5.000%	4/29/19	EUR	5,500	9,092
Quebec	5.000%	12/1/38	CAD	2,000	2,114
Quebec	5.000%	12/1/41	CAD	10,000	10,667
Quebec	5.350%	6/1/25	CAD	5,000	5,346
Quebec	5.750%	12/1/36	CAD	2,000	2,312

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Quebec	6.000%	10/1/29	CAD	5,000	5,778
Quebec	6.250%	6/1/32	CAD	7,000	8,389
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,000	1,040
					929,627
Total Canada (Cost $1,218,711)					1,153,885
Chile (0.0%)
Corporate Bond (0.0%)
Banco Santander Chile	1.000%	7/31/17	CHF	1,000	1,140
Total Chile (Cost $1,138)					1,140
China (0.0%)
Sovereign Bond (0.0%)
1 Sinopec Group Overseas
Development 2013 Ltd.	2.625%	10/17/20	EUR	500	706
Total China (Cost $672)					706
Czech Republic (0.3%)
Sovereign Bonds (0.3%)
CEZ AS	3.000%	6/5/28	EUR	500	684
CEZ AS	4.875%	4/16/25	EUR	500	829
CEZ AS	5.000%	10/19/21	EUR	2,000	3,317
Czech Republic	0.500%	7/28/16	CZK	50,000	2,538
Czech Republic	2.500%	8/25/28	CZK	70,000	3,497
Czech Republic	3.625%	4/14/21	EUR	3,000	4,701
Czech Republic	3.750%	9/12/20	CZK	100,000	5,775
Czech Republic	3.850%	9/29/21	CZK	80,000	4,693
Czech Republic	3.875%	5/24/22	EUR	2,000	3,178
Czech Republic	4.000%	4/11/17	CZK	328,000	18,265
Czech Republic	4.600%	8/18/18	CZK	100,000	5,875
Czech Republic	4.850%	11/26/57	CZK	50,000	2,979
Czech Republic	5.000%	6/11/18	EUR	2,000	3,240
Czech Republic	5.700%	5/25/24	CZK	100,000	6,810
Total Czech Republic (Cost $65,424)					66,381
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	1.625%	2/28/20	EUR	4,000	5,681
Danske Bank A/S	3.250%	3/9/16	EUR	1,000	1,459
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,610
Nordea Kredit Realkreditaktieselskab	2.000%	1/1/16	DKK	20,000	3,827
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	9,788	1,855
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	5,835
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,905
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,945
Realkredit Danmark A/S	2.000%	4/1/16	DKK	5,000	957
Realkredit Danmark A/S	4.000%	10/1/41	DKK	4,392	860
					28,934
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	3,012
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	700	1,168
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	913
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	4,351
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	3,056

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Danske Bank A/S	3.875%	5/18/16	EUR	3,000	4,422
Danske Bank A/S	4.000%	12/9/15	GBP	200	351
2 Danske Bank A/S	4.878%	5/29/49	EUR	3,000	4,370
TDC A/S	4.375%	2/23/18	EUR	2,000	3,099
					24,742
Sovereign Bonds (0.6%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,433
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,742
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	2,207
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,945
2 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,622
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,721
Kingdom of Denmark	1.500%	11/15/23	DKK	60,100	11,148
Kingdom of Denmark	1.750%	10/5/15	EUR	5,000	7,088
Kingdom of Denmark	3.000%	11/15/21	DKK	145,000	30,546
Kingdom of Denmark	4.000%	11/15/17	DKK	109,800	23,022
Kingdom of Denmark	4.000%	11/15/19	DKK	80,000	17,486
4 Kingdom of Denmark	4.500%	11/15/39	DKK	100,900	26,511
Kingdom of Denmark	7.000%	11/10/24	DKK	22,600	6,462
					132,933
Total Denmark (Cost $176,457)					186,609
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,686
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	3,230
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,000	8,448
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	2,000	2,948
Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	7,327
OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	7,157
OP Mortgage Bank	3.500%	7/11/18	EUR	500	771
					31,567
Corporate Bonds (0.1%)
Citycon Oyj	3.750%	6/24/20	EUR	500	733
Pohjola Bank plc	1.250%	5/14/18	EUR	825	1,148
Pohjola Bank plc	3.125%	1/12/16	EUR	1,500	2,169
Sampo Oyj	4.250%	2/22/16	EUR	2,000	2,935
Sampo Oyj	4.250%	2/27/17	EUR	500	752
Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,566
					9,303
Sovereign Bonds (0.5%)
Fortum Oyj	2.250%	9/6/22	EUR	1,500	2,081
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,676
Municipality Finance plc	1.125%	12/7/17	GBP	1,800	2,985
Republic of Finland	1.125%	12/7/17	GBP	200	333
1 Republic of Finland	1.125%	9/15/18	EUR	3,000	4,248
1 Republic of Finland	1.500%	4/15/23	EUR	10,000	13,780
1 Republic of Finland	1.625%	9/15/22	EUR	4,000	5,610
1 Republic of Finland	1.750%	4/15/16	EUR	10,000	14,292
1 Republic of Finland	2.625%	7/4/42	EUR	2,000	2,887
1 Republic of Finland	2.750%	7/4/28	EUR	3,000	4,456
1 Republic of Finland	3.375%	4/15/20	EUR	10,000	15,777
1 Republic of Finland	3.500%	4/15/21	EUR	3,000	4,795

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
1 Republic of Finland	3.875%	9/15/17	EUR	10,000	15,465
1 Republic of Finland	4.000%	7/4/25	EUR	10,000	16,798
1 Republic of Finland	4.375%	7/4/19	EUR	4,000	6,546
					111,729
Total Finland (Cost $142,953)					152,599
France (11.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
AXA Bank Europe SCF	1.875%	9/20/19	EUR	3,000	4,325
AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,904
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	10,523
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	2,000	3,090
BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,987
BNP Paribas Public Sector SCF SA	2.250%	10/22/15	EUR	1,000	1,425
BPCE SFH SA	2.125%	9/17/20	EUR	3,000	4,364
BPCE SFH SA	3.625%	5/12/16	EUR	8,000	11,862
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,897
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	1,500	2,116
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,438
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,252
Caisse de Refinancement de l’Habitat SA	2.600%	4/26/16	EUR	3,841	5,564
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	6,500	10,140
Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	2,500	3,770
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	3,177
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	5,000	7,977
Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	7,076
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	4,870	7,951
Caisse de Refinancement de l’Habitat SA	4.100%	10/25/15	EUR	8,140	11,921
Caisse Francaise de Financement Local	2.375%	2/9/16	CHF	2,000	2,356
Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	15,871
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	2,000	2,947
Caisse Francaise de Financement Local	3.125%	9/15/15	EUR	1,500	2,158
Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,970
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	3,051	4,795
Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	4,607
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,948
Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	4,751
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	7,243
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	11,027
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	350	681
Compagnie De Financement Foncier SA	2.250%	8/21/15	EUR	5,000	7,100
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	4,000	4,893
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,000	7,287
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	2,323
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,650
Compagnie De Financement Foncier SA	4.625%	9/23/17	EUR	13,000	20,392
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	11,544	19,569
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	895
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	2,200	3,135
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,399
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	4,479
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	4,016
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	3,290
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	8,616
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	2,165
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,673

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	9,115
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	4,390
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	5,902
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	2,000	2,900
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,874
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,519
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,000	6,671
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	7,343
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	3,265
					312,974
Corporate Bonds (1.8%)
Air Liquide SA	2.908%	10/12/18	EUR	2,800	4,197
2 Allianz France SA	4.625%	6/29/49	EUR	1,000	1,421
Alstom SA	2.250%	10/11/17	EUR	2,000	2,862
Alstom SA	2.875%	10/5/15	EUR	2,000	2,854
Alstom SA	4.125%	2/1/17	EUR	2,000	2,995
Arkema SA	3.850%	4/30/20	EUR	600	924
Arkema SA	4.000%	10/25/17	EUR	1,000	1,518
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	4,358
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	3,153
2 AXA SA	5.125%	7/4/43	EUR	3,000	4,698
AXA SA	5.250%	4/16/40	EUR	1,350	2,113
2 AXA SA	5.777%	7/29/49	EUR	2,000	2,963
2 AXA SA	6.667%	7/29/49	GBP	450	813
2 AXA SA	6.772%	10/29/49	GBP	2,000	3,703
AXA SA	7.125%	12/15/20	GBP	500	1,006
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,411
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	7,332
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	6,126
Banque Federative du Credit Mutuel SA	4.375%	5/31/16	EUR	4,000	5,957
7 Banque PSA Finance SA	0.625%	4/8/16	EUR	4,000	5,576
BNP Paribas SA	1.375%	11/21/18	EUR	4,000	5,583
BNP Paribas SA	2.250%	1/13/21	EUR	2,000	2,853
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	5,586
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	5,896
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	7,291
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,934
BNP Paribas SA	3.500%	3/7/16	EUR	3,000	4,372
2 BNP Paribas SA	5.019%	4/29/49	EUR	2,500	3,714
2 BNP Paribas SA	5.945%	4/29/49	GBP	650	1,150
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,824
Bouygues SA	6.125%	7/3/15	EUR	3,000	4,420
BPCE SA	1.750%	3/14/16	EUR	5,000	7,067
BPCE SA	2.875%	1/16/24	EUR	3,500	5,066
BPCE SA	4.625%	7/18/23	EUR	1,500	2,294
2 BPCE SA	4.625%	7/29/49	EUR	600	852
2 BPCE SA	6.117%	10/29/49	EUR	1,250	1,912
Carrefour SA	1.750%	5/22/19	EUR	5,420	7,626
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,426
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	3,000	4,385
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	3,065
2 CNP Assurances	6.000%	9/14/40	EUR	1,000	1,570
2 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,927
Compagnie De St. Gobain SA	3.500%	9/30/15	EUR	2,500	3,601
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	7,662
Compagnie De St. Gobain SA	5.625%	12/15/16	GBP	300	554

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Cie Financiere et Industrielle
des Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,494
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	7,190
Credit Agricole SA	3.625%	3/8/16	EUR	4,900	7,157
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	6,196
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	6,613
2 Credit Agricole SA	7.875%	10/29/49	EUR	2,000	3,288
Danone SA	1.375%	6/10/19	EUR	2,600	3,635
Danone SA	2.250%	11/15/21	EUR	2,000	2,858
Edenred	3.625%	10/6/17	EUR	1,500	2,239
Eutelsat SA	4.125%	3/27/17	EUR	2,000	3,010
GDF Suez	1.500%	7/20/17	EUR	2,000	2,831
GDF Suez	2.250%	6/1/18	EUR	3,500	5,086
GDF Suez	2.750%	10/18/17	EUR	2,000	2,946
2 GDF Suez	4.750%	7/29/49	EUR	1,000	1,500
GDF Suez	5.000%	10/1/60	GBP	1,650	2,983
GDF Suez	5.625%	1/18/16	EUR	2,000	3,011
GDF Suez	6.375%	1/18/21	EUR	4,500	8,097
GDF Suez	6.875%	1/24/19	EUR	250	435
GDF Suez	7.000%	10/30/28	GBP	550	1,216
Gecina SA	2.875%	5/30/23	EUR	2,500	3,526
Groupe Auchan SA	2.250%	4/6/23	EUR	2,000	2,789
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,835
Klepierre	4.000%	4/13/17	EUR	2,100	3,153
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	1,800	2,603
Legrand SA	4.375%	3/21/18	EUR	1,000	1,550
2 Natixis	6.307%	10/29/49	EUR	200	306
Orange SA	1.875%	10/2/19	EUR	5,000	7,068
Orange SA	2.500%	3/1/23	EUR	100	141
Orange SA	3.125%	1/9/24	EUR	3,000	4,413
Orange SA	3.375%	9/16/22	EUR	3,000	4,540
2 Orange SA	4.250%	2/28/49	EUR	1,500	2,129
Orange SA	4.750%	2/21/17	EUR	4,000	6,138
Orange SA	5.375%	11/22/50	GBP	1,000	1,792
Orange SA	5.625%	5/22/18	EUR	2,000	3,257
2 Orange SA	5.875%	2/28/49	GBP	700	1,215
Orange SA	7.250%	11/10/20	GBP	400	825
Orange SA	8.000%	12/20/17	GBP	800	1,608
Orange SA	8.125%	11/20/28	GBP	1,000	2,313
Pernod Ricard SA	2.000%	6/22/20	EUR	2,000	2,801
Pernod Ricard SA	5.000%	3/15/17	EUR	2,500	3,842
RCI Banque SA	1.750%	7/6/16	EUR	1,500	2,110
RCI Banque SA	2.875%	1/22/18	EUR	2,500	3,645
RCI Banque SA	3.250%	4/25/18	GBP	500	863
RCI Banque SA	4.000%	3/16/16	EUR	690	1,008
Sanofi	1.000%	11/14/17	EUR	2,000	2,803
Sanofi	1.875%	9/4/20	EUR	3,000	4,241
Sanofi	4.125%	10/11/19	EUR	1,000	1,597
Sanofi	4.500%	5/18/16	EUR	2,000	2,991
Schneider Electric SA	4.000%	8/11/17	EUR	4,137	6,293
2 SCOR SE	5.375%	12/29/49	CHF	2,000	2,394
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,603
Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	3,828
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	2,371
Societe Generale SA	2.250%	1/23/20	EUR	4,000	5,738
Societe Generale SA	3.875%	12/17/15	GBP	50	88

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Societe Generale SA	4.000%	4/20/16	EUR	1,500	2,213
Societe Generale SA	4.000%	6/7/23	EUR	3,700	5,395
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,643
Societe Generale SA	5.000%	12/20/18	GBP	2,790	5,209
Societe Generale SA	5.400%	1/30/18	GBP	700	1,279
2 Suez Environnement Co.	4.820%	9/29/49	EUR	500	715
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	4,223
Thales SA	1.625%	3/20/18	EUR	2,500	3,528
Total Capital International SA	2.125%	3/15/23	EUR	3,000	4,223
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,799
Total Capital SA	4.250%	12/8/17	GBP	550	1,009
Total Capital SA	4.700%	6/6/17	EUR	3,000	4,657
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	3,171
Unibail-Rodamco SE	1.625%	6/26/17	EUR	1,400	1,981
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,870
Unibail-Rodamco SE	2.500%	6/12/23	EUR	800	1,139
Unibail-Rodamco SE	4.625%	9/23/16	EUR	3,000	4,530
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,759
Veolia Environnement SA	4.625%	3/30/27	EUR	500	801
Veolia Environnement SA	6.125%	11/25/33	EUR	1,000	1,825
Veolia Environnement SA	6.125%	10/29/37	GBP	1,000	1,947
Vinci SA	3.375%	3/30/20	EUR	1,500	2,276
Vinci SA	4.125%	2/20/17	EUR	2,000	3,015
2 Vinci SA	6.250%	11/29/49	EUR	1,000	1,481
Vivendi SA	4.125%	7/18/17	EUR	900	1,373
Vivendi SA	4.250%	12/1/16	EUR	2,150	3,250
Vivendi SA	4.750%	7/13/21	EUR	2,000	3,267
					410,390
Sovereign Bonds (8.2%)
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,399
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,992
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,898
2 Agence Francaise de Developpement	4.615%	7/29/49	EUR	500	735
Areva SA	3.500%	3/22/21	EUR	3,500	5,125
Bpifrance Financement	2.750%	10/25/25	EUR	3,000	4,361
Bpifrance Financement SA	2.000%	7/25/17	EUR	3,000	4,347
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	10,000	14,028
Caisse d’Amortissement de la Dette Sociale	2.250%	12/7/15	GBP	1,000	1,724
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	3,500	5,028
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	4,420
Caisse d’Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	13,000	18,902
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	4,714
Caisse d’Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	7,000	10,337
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	3,201
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	13,129
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	6,500	9,992
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	8,244
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	4,900
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	13,359
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	4,739
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	3,870	6,136
Caisse Nationale des Autoroutes	6.000%	10/26/15	EUR	943	1,418
2 Electricite de France SA	4.250%	12/29/49	EUR	4,000	5,834
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,203
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,716
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,428

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Electricite de France SA	4.625%	9/11/24	EUR	2,000	3,320
Electricite de France SA	5.125%	9/22/50	GBP	2,000	3,570
Electricite de France SA	5.375%	5/29/20	EUR	2,000	3,372
2 Electricite de France SA	5.375%	1/29/49	EUR	3,400	5,144
Electricite de France SA	5.500%	10/17/41	GBP	1,000	1,872
2 Electricite de France SA	6.000%	12/29/49	GBP	3,800	6,707
Electricite de France SA	6.250%	1/25/21	EUR	5,000	8,901
Electricite de France SA	6.250%	5/30/28	GBP	3,000	6,057
French Republic	0.250%	11/25/15	EUR	25,000	34,705
French Republic	1.000%	7/25/17	EUR	30,000	42,385
French Republic	1.000%	5/25/18	EUR	39,000	54,934
French Republic	1.000%	11/25/18	EUR	20,000	28,080
French Republic	1.000%	5/25/19	EUR	10,000	13,979
French Republic	1.750%	2/25/17	EUR	45,000	64,899
French Republic	1.750%	5/25/23	EUR	36,000	49,935
French Republic	2.000%	7/12/15	EUR	20,000	28,340
French Republic	2.250%	2/25/16	EUR	30,000	43,141
French Republic	2.250%	10/25/22	EUR	35,000	50,954
French Republic	2.250%	5/25/24	EUR	20,000	28,482
French Republic	2.500%	7/25/16	EUR	42,000	61,147
French Republic	2.500%	10/25/20	EUR	39,000	58,597
French Republic	2.750%	10/25/27	EUR	16,000	23,235
French Republic	3.000%	10/25/15	EUR	40,000	57,782
French Republic	3.000%	4/25/22	EUR	31,000	47,839
French Republic	3.250%	4/25/16	EUR	20,000	29,385
French Republic	3.250%	10/25/21	EUR	37,000	58,075
French Republic	3.250%	5/25/45	EUR	12,000	17,651
French Republic	3.500%	4/25/20	EUR	50,000	79,173
French Republic	3.500%	4/25/26	EUR	40,000	63,070
French Republic	3.750%	4/25/17	EUR	20,000	30,524
French Republic	3.750%	10/25/19	EUR	40,000	63,845
French Republic	3.750%	4/25/21	EUR	28,000	45,214
French Republic	4.000%	4/25/18	EUR	15,000	23,597
French Republic	4.000%	10/25/38	EUR	25,000	41,908
French Republic	4.000%	4/25/55	EUR	14,000	23,936
French Republic	4.000%	4/25/60	EUR	10,000	17,166
French Republic	4.250%	10/25/17	EUR	25,000	39,198
French Republic	4.250%	10/25/18	EUR	25,000	40,117
French Republic	4.250%	4/25/19	EUR	25,000	40,500
French Republic	4.250%	10/25/23	EUR	25,000	42,040
French Republic	4.500%	4/25/41	EUR	21,500	39,022
French Republic	4.750%	4/25/35	EUR	19,300	35,421
French Republic	5.000%	10/25/16	EUR	20,000	30,964
French Republic	5.500%	4/25/29	EUR	26,000	49,903
French Republic	5.750%	10/25/32	EUR	31,500	63,789
French Republic	6.000%	10/25/25	EUR	15,000	29,065
La Poste SA	2.750%	11/26/24	EUR	4,200	6,124
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	6,389
Region of Ile de France	2.250%	6/10/23	EUR	900	1,283
Reseau Ferre de France	3.125%	10/25/28	EUR	2,000	2,956
Reseau Ferre de France	4.250%	10/7/26	EUR	1,500	2,499
Reseau Ferre de France	4.375%	6/2/22	EUR	7,000	11,670
Reseau Ferre de France	4.830%	3/25/60	GBP	1,000	1,891
Reseau Ferre de France	5.000%	10/10/33	EUR	7,000	12,770
Reseau Ferre de France	5.500%	12/1/21	GBP	3,000	5,950
SA de Gestion de Stocks de Securitee	1.750%	10/22/19	EUR	2,500	3,589

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Societe Nationale des Chemins de Fer Francais	3.625%	6/3/20	EUR	1,000	1,576
Societe Nationale des Chemins de Fer Francais	4.125%	2/19/25	EUR	700	1,145
Societe Nationale des Chemins de Fer Francais	4.375%	7/10/18	EUR	5,000	7,944
7 UNEDIC	1.250%	5/29/20	EUR	5,000	6,986
7 UNEDIC	2.125%	4/26/17	EUR	5,000	7,277
7 UNEDIC	2.375%	5/25/24	EUR	3,000	4,281
					1,890,579
Total France (Cost $2,445,754)					2,613,943
Germany (10.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	702
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,845
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,971
Bayerische Landesbank	3.250%	6/8/15	EUR	1,000	1,433
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	7,063
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,826
Deutsche Genossenschafts-
Hypothekenbank AG	3.250%	6/15/15	EUR	3,000	4,300
Deutsche Genossenschafts-
Hypothekenbank AG	4.000%	10/31/16	EUR	1,950	2,946
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	4,255
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	2,111
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	5,662
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	6,877
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	971
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,000	1,393
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,827
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	7,880
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	3,188
9 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	5,002
9 German Postal Pensions Securitisation plc	3.375%	1/18/16	EUR	5,000	7,278
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	12,488
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	6,654
Hypothekenbank Frankfurt International SA	2.500%	8/29/25	CHF	2,000	2,212
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	1,800	2,530
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,139
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	7,491
LBBW	2.250%	6/21/16	EUR	5,000	7,228
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	4,197
Muenchener Hypothekenbank eG	2.000%	6/15/15	EUR	4,000	5,655
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	6,277
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	10,323
WL BANK AG Westfaelische
Landschaft Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,491
					145,215
Corporate Bonds (1.3%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,968
Allianz Finance II BV	3.000%	3/13/28	EUR	2,000	2,894
2 Allianz Finance II BV	4.375%	12/29/49	EUR	2,000	2,932
Allianz Finance II BV	4.500%	3/13/43	GBP	500	875
2 Allianz Finance II BV	5.750%	7/8/41	EUR	3,000	4,868
2 Allianz SE	4.750%	10/29/49	EUR	500	742
2 Allianz SE	5.625%	10/17/42	EUR	2,000	3,234
BASF Finance Europe NV	5.125%	6/9/15	EUR	2,000	2,914
BASF SE	1.875%	2/4/21	EUR	5,000	7,112

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
BASF SE	2.000%	12/5/22	EUR	3,000	4,226
Bayer AG	1.125%	1/24/18	EUR	2,000	2,804
2 Bayer AG	5.000%	7/29/05	EUR	1,000	1,440
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,000	1,437
BMW Finance NV	1.500%	6/5/18	EUR	1,500	2,117
BMW Finance NV	3.375%	12/14/18	GBP	950	1,679
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,520
BMW UK Capital plc	5.000%	10/2/17	GBP	500	935
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	13,904
BMW US Capital LLC	5.000%	5/28/15	EUR	5,000	7,263
Commerzbank AG	3.625%	7/10/17	EUR	4,500	6,747
Continental AG	3.000%	7/16/18	EUR	1,000	1,483
Continental AG	3.125%	9/9/20	EUR	1,000	1,485
Daimler AG	1.000%	7/8/16	EUR	1,000	1,398
Daimler AG	1.375%	12/10/15	GBP	200	339
Daimler AG	1.500%	11/19/18	EUR	5,000	7,045
Daimler AG	1.750%	5/21/15	EUR	4,000	5,621
Daimler AG	1.750%	11/8/17	GBP	2,000	3,361
Daimler AG	2.000%	5/5/17	EUR	1,000	1,434
Daimler AG	2.000%	6/25/21	EUR	600	846
Daimler AG	2.375%	3/8/23	EUR	2,000	2,867
Deutsche Annington Finance BV	3.125%	7/25/19	EUR	2,000	2,945
Deutsche Bank AG	2.375%	1/11/23	EUR	4,000	5,707
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	2,370
Deutsche Bank AG	5.125%	8/31/17	EUR	2,000	3,162
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,807
Deutsche Pfandbriefbank AG	2.000%	7/19/16	EUR	1,500	2,119
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,905
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,908
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	2,000	2,846
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,864
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,834
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	3,000	5,032
Deutsche Telekom International Finance BV	6.000%	1/20/17	EUR	3,000	4,726
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,855
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,809
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	6,381
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	3,409
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,953
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	4,107
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,558
2 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,000	3,122
2 Henkel AG & Co. KGaA	5.375%	11/25/04	EUR	1,000	1,469
HSH Nordbank AG	1.375%	10/2/18	EUR	2,000	2,830
Linde AG	2.000%	4/18/23	EUR	2,500	3,475
2 Linde Finance BV	7.375%	7/14/66	EUR	1,000	1,561
2 Linde Finance BV	8.125%	7/14/66	GBP	400	761
MAN SE	1.000%	9/21/15	EUR	730	1,018
MAN SE	2.125%	3/13/17	EUR	2,000	2,867
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,618
Metro AG	3.375%	3/1/19	EUR	1,050	1,576
2 Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	3,024
2 Muenchener Rueckversicherungs AG	6.000%	5/26/41	EUR	500	830
2 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,500	2,542
2 RWE AG	4.625%	9/29/49	EUR	1,000	1,430
RWE Finance BV	1.875%	1/30/20	EUR	4,000	5,621

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	RWE Finance BV	4.750%	1/31/34	GBP	1,200	2,025
	RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,602
	RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,673
	RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,996
	RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,991
	RWE Finance BV	6.625%	1/31/19	EUR	1,000	1,712
	Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	5,613
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,535
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,000	1,529
2	Siemens Financieringsmaatschappij NV	5.250%	9/14/66	EUR	1,000	1,497
	Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	2,000	3,289
2	Siemens Financieringsmaatschappij NV	6.125%	9/14/66	GBP	630	1,146
2	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	363
	Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	2,114
	Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,431
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	5,000	7,409
	Volkswagen Financial Services NV	1.250%	5/23/16	GBP	2,800	4,715
	Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	2,096
	Volkswagen Financial Services NV	2.000%	10/23/15	GBP	450	769
	Volkswagen International Finance NV	1.000%	10/26/16	EUR	5,000	6,966
	Volkswagen International Finance NV	1.250%	8/20/15	GBP	300	508
	Volkswagen International Finance NV	2.000%	3/26/21	EUR	5,000	7,046
2	Volkswagen International Finance NV	3.750%	3/29/49	EUR	1,500	2,132
2	Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	6,117
	Volkswagen Leasing GmbH	1.500%	9/15/15	EUR	5,000	7,014
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	4,000	5,687
	Volkswagen Leasing GmbH	3.375%	6/3/16	EUR	2,000	2,922
	Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,826
						293,254
Sovereign Bonds (8.7%)
[10]	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	1,000	1,414
9	Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	7,097
	Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,511
	Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	2,000	2,379
	Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	1,000	1,426
	Deutsche Bahn Finance BV	2.875%	6/30/16	EUR	2,000	2,908
	Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,966
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	820
	Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	3,168
2	EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,561
	EnBW International Finance BV	6.125%	7/7/39	EUR	1,000	1,945
	Erste Abwicklungsanstalt	1.125%	9/30/15	EUR	2,000	2,805
	Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	7,057
	EWE AG	4.125%	11/4/20	EUR	2,000	3,124
	Federal Republic of Germany	0.500%	4/7/17	EUR	25,000	34,965
	Federal Republic of Germany	0.500%	2/23/18	EUR	5,000	6,976
	Federal Republic of Germany	1.000%	10/12/18	EUR	25,000	35,468
	Federal Republic of Germany	1.000%	2/22/19	EUR	50,000	70,817
	Federal Republic of Germany	1.500%	2/15/23	EUR	8,000	11,277
	Federal Republic of Germany	1.500%	5/15/23	EUR	27,000	37,944
	Federal Republic of Germany	1.750%	10/9/15	EUR	15,000	21,287
	Federal Republic of Germany	1.750%	7/4/22	EUR	6,000	8,690
	Federal Republic of Germany	1.750%	2/15/24	EUR	33,500	47,642
	Federal Republic of Germany	2.000%	2/26/16	EUR	16,000	22,943
	Federal Republic of Germany	2.000%	1/4/22	EUR	10,000	14,802
	Federal Republic of Germany	2.000%	8/15/23	EUR	32,500	47,490

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	2.250%	9/4/20	EUR	31,900	48,156
	Federal Republic of Germany	2.250%	9/4/21	EUR	14,000	21,111
	Federal Republic of Germany	2.500%	1/4/21	EUR	38,000	58,231
	Federal Republic of Germany	2.500%	7/4/44	EUR	29,000	41,670
	Federal Republic of Germany	2.750%	4/8/16	EUR	127,000	184,979
	Federal Republic of Germany	3.000%	7/4/20	EUR	17,000	26,742
	Federal Republic of Germany	3.250%	1/4/20	EUR	18,000	28,538
4	Federal Republic of Germany	3.250%	7/4/21	EUR	28,000	44,941
	Federal Republic of Germany	3.250%	7/4/42	EUR	11,500	19,008
	Federal Republic of Germany	3.500%	1/4/16	EUR	50,000	73,244
	Federal Republic of Germany	3.500%	7/4/19	EUR	15,000	23,897
	Federal Republic of Germany	3.750%	1/4/19	EUR	55,000	87,783
	Federal Republic of Germany	4.000%	7/4/16	EUR	15,000	22,535
	Federal Republic of Germany	4.000%	1/4/18	EUR	13,000	20,468
	Federal Republic of Germany	4.000%	1/4/37	EUR	41,000	73,847
	Federal Republic of Germany	4.250%	7/4/17	EUR	26,000	40,625
	Federal Republic of Germany	4.250%	7/4/18	EUR	17,000	27,345
	Federal Republic of Germany	4.250%	7/4/39	EUR	14,400	27,350
	Federal Republic of Germany	4.750%	7/4/28	EUR	1,500	2,803
[11]	Federal Republic of Germany	4.750%	7/4/34	EUR	4,500	8,770
	Federal Republic of Germany	4.750%	7/4/40	EUR	6,000	12,289
	Federal Republic of Germany	5.500%	1/4/31	EUR	44,000	89,779
	Federal Republic of Germany	5.625%	1/4/28	EUR	12,000	24,110
	FMS Wertmanagement AoeR	0.375%	5/22/15	EUR	5,000	6,946
9	FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	3,273
	FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,820
	FMS Wertmanagement AoeR	1.125%	12/7/16	GBP	3,200	5,387
	FMS Wertmanagement AoeR	1.875%	8/24/15	EUR	1,500	2,124
	FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	6,000	8,733
	FMS Wertmanagement AoeR	2.750%	6/3/16	EUR	1,000	1,457
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	9,294
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	5,695
	Free State of Bavaria	1.875%	2/7/19	EUR	3,000	4,370
	Free State of Bavaria	3.500%	1/27/16	EUR	2,263	3,316
	Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	3,481
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	4,000	5,651
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	3,000	4,205
	Gemeinsame Deutsche Bundeslaender	2.000%	6/2/15	EUR	5,000	7,070
	Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,410
	Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	2,100	3,045
	Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	1,500	2,356
9	KFW	0.500%	2/26/16	EUR	20,000	27,891
9	KFW	0.500%	7/25/16	EUR	5,000	6,974
9	KFW	0.625%	5/29/15	EUR	10,000	13,938
9	KFW	0.875%	10/13/17	EUR	12,000	16,870
9	KFW	0.875%	6/25/18	EUR	1,500	2,101
9	KFW	1.000%	12/7/17	GBP	9,500	15,720
9	KFW	1.125%	10/16/18	EUR	25,000	35,322
9	KFW	1.125%	1/15/20	EUR	13,000	18,204
9	KFW	1.375%	2/21/17	EUR	13,000	18,552
9	KFW	2.125%	8/15/23	EUR	5,000	7,247
9	KFW	2.500%	1/17/22	EUR	10,000	15,068
9	KFW	2.500%	8/25/25	CHF	2,000	2,574
9	KFW	3.125%	4/8/16	EUR	5,000	7,324
9	KFW	3.375%	1/18/21	EUR	10,350	16,403
9	KFW	3.500%	7/4/15	EUR	10,000	14,405

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
9 KFW	3.750%	9/7/16	GBP	200	359
9 KFW	3.750%	7/18/18	AUD	10,000	9,355
9 KFW	3.875%	1/21/19	EUR	10,000	15,873
9 KFW	4.375%	2/9/16	CAD	5,000	4,794
9 KFW	4.875%	3/15/37	GBP	3,000	6,160
KFW	5.000%	5/22/19	NOK	20,000	3,742
9 KFW	5.550%	6/7/21	GBP	4,000	8,067
9 KFW	5.625%	8/25/17	GBP	1,000	1,913
9 KFW	5.750%	6/7/32	GBP	1,000	2,208
9 KFW	6.000%	12/7/28	GBP	3,000	6,655
9 KFW	6.250%	12/4/19	AUD	4,000	4,154
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,509
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	2,401
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.750%	12/12/17	EUR	2,500	3,493
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.875%	12/15/17	GBP	1,000	1,642
9 Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	2,231
9 Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	2,181
9 Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,642
9 Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	3,000	4,631
9 Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,866
9 Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	15,048
NRW Bank	0.625%	8/1/16	EUR	6,000	8,367
NRW Bank	0.875%	12/15/17	GBP	1,000	1,640
NRW Bank	1.000%	11/10/15	EUR	3,000	4,206
NRW Bank	1.250%	10/22/18	EUR	5,000	7,064
NRW Bank	1.875%	9/22/17	EUR	5,000	7,231
NRW Bank	3.875%	1/27/20	EUR	4,000	6,382
State of Baden-Wurttemberg	2.000%	11/13/23	EUR	2,000	2,853
State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,918
State of Berlin	1.500%	8/28/20	EUR	2,000	2,824
State of Berlin	1.875%	6/12/23	EUR	800	1,127
State of Berlin	3.125%	9/14/15	EUR	4,000	5,764
State of Berlin	3.125%	8/17/21	EUR	2,300	3,571
State of Berlin	3.500%	6/22/17	EUR	5,718	8,651
State of Berlin	4.125%	5/24/16	EUR	3,000	4,482
State of Brandenburg	3.500%	6/15/21	EUR	5,000	7,938
State of Hesse	1.750%	6/19/20	EUR	2,930	4,216
State of Hesse	1.750%	1/20/23	EUR	3,000	4,222
State of Hesse	2.000%	6/16/15	EUR	5,000	7,073
State of Hesse	2.750%	5/30/16	EUR	4,975	7,246
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	9,924
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,438
State of Lower Saxony	3.500%	2/22/16	EUR	7,000	10,264
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	23,767
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	2,000	2,788
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	5,618
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	5,000	7,083
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	4,152
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,460
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	700	957
State of North Rhine-Westphalia	2.625%	1/21/16	EUR	4,000	5,769
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	2,000	2,808
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,707

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	1,500	2,220
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,550
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,507
					2,008,640
Total Germany (Cost $2,314,437)					2,447,109
Hong Kong (0.1%)
Corporate Bonds (0.1%)
2 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,659
Hutchison Whampoa Finance 06 Ltd.	4.625%	9/21/16	EUR	2,000	3,012
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	7,584
					12,255
Sovereign Bond (0.0%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,495
					4,495
Total Hong Kong (Cost $15,946)					16,750
Ireland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	4,300
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	4,000	5,868
Bank of Ireland Mortgage Bank	3.250%	6/22/15	EUR	1,300	1,850
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	8,785
					20,803
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,150	4,624
CRH Finland Services Oyj	2.750%	10/15/20	EUR	4,000	5,849
Dali Capital plc	4.799%	12/21/37	GBP	150	251
Freshwater Finance plc	4.607%	10/17/36	GBP	125	208
					10,932
Sovereign Bonds (0.6%)
DAA Finance plc	6.587%	7/9/18	EUR	500	823
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,492
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	3,159
Ireland	3.400%	3/18/24	EUR	5,000	7,293
Ireland	3.900%	3/20/23	EUR	7,000	10,761
Ireland	4.400%	6/18/19	EUR	10,000	15,974
Ireland	4.500%	10/18/18	EUR	10,000	15,915
Ireland	4.500%	4/18/20	EUR	12,000	19,266
Ireland	4.600%	4/18/16	EUR	10,000	14,994
Ireland	5.000%	10/18/20	EUR	5,000	8,264
Ireland	5.400%	3/13/25	EUR	10,000	16,941
Ireland	5.500%	10/18/17	EUR	10,000	16,119
Ireland	5.900%	10/18/19	EUR	5,000	8,557
					139,558
Total Ireland (Cost $154,436)					171,293
Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	2.500%	5/31/16	ILS	8,000	2,386
State of Israel	2.875%	1/29/24	EUR	1,000	1,442
State of Israel	4.250%	3/31/23	ILS	15,000	4,684
State of Israel	4.625%	3/18/20	EUR	1,000	1,615
State of Israel	5.000%	1/31/20	ILS	19,000	6,279

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
State of Israel	5.500%	2/28/17	ILS	33,000	10,661
State of Israel	5.500%	1/31/22	ILS	20,000	6,814
State of Israel	5.500%	1/31/42	ILS	6,000	1,969
State of Israel	6.000%	2/28/19	ILS	28,000	9,582
State of Israel	6.250%	10/30/26	ILS	13,000	4,723
Total Israel (Cost $47,561)					50,155
Italy (8.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Popolare di Milano Scarl	3.250%	11/16/15	EUR	2,000	2,851
Banco Popolare SC	3.625%	3/31/17	EUR	3,000	4,392
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	6,463
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,000	6,205
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	4,497
UniCredit SPA	1.875%	1/31/19	EUR	3,600	5,112
UniCredit SPA	2.625%	10/31/15	EUR	5,000	7,131
UniCredit SPA	2.625%	10/31/20	EUR	3,000	4,375
UniCredit SPA	4.250%	7/29/16	EUR	3,000	4,475
UniCredit SPA	5.250%	4/30/23	EUR	2,000	3,431
Unione di Banche Italiane SCPA	3.125%	10/14/20	EUR	2,000	2,975
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	4,173
					56,080
Corporate Bonds (0.7%)
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,500	2,458
2 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	4,266
Atlantia SPA	3.375%	9/18/17	EUR	2,500	3,711
Atlantia SPA	4.375%	3/16/20	EUR	2,000	3,173
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,574
Atlantia SPA	5.625%	5/6/16	EUR	1,000	1,515
Atlantia SPA	6.250%	6/9/22	GBP	320	627
Enel Finance International NV	3.625%	4/17/18	EUR	104	156
Enel Finance International NV	4.875%	3/11/20	EUR	6,040	9,745
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	8,200
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	3,278
Enel Finance International NV	5.750%	9/14/40	GBP	2,800	4,961
Eni SPA	3.250%	7/10/23	EUR	2,360	3,538
Eni SPA	3.625%	1/29/29	EUR	3,000	4,457
Eni SPA	3.750%	6/27/19	EUR	4,000	6,179
Eni SPA	3.750%	9/12/25	EUR	2,000	3,084
Eni SPA	4.750%	11/14/17	EUR	1,000	1,561
2 Generali Finance BV	5.317%	6/29/49	EUR	2,000	2,881
2 Generali Finance BV	6.214%	6/29/49	GBP	250	437
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	5,000	7,340
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	6,000	9,028
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	760
Intesa Sanpaolo SPA	4.125%	9/19/16	EUR	4,000	5,919
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	3,255
Intesa Sanpaolo SPA	4.875%	7/10/15	EUR	3,000	4,350
Intesa Sanpaolo SPA	5.150%	7/16/20	EUR	2,000	3,058
Luxottica Group SPA	2.625%	2/10/24	EUR	3,000	4,310
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	3,073
Luxottica Group SPA	4.000%	11/10/15	EUR	2,000	2,908
Romulus Finance Srl	5.441%	2/20/23	GBP	250	461
Snam SPA	2.000%	11/13/15	EUR	3,000	4,233
Snam SPA	3.250%	1/22/24	EUR	1,000	1,485
Snam SPA	3.375%	1/29/21	EUR	500	755

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Snam SPA	3.875%	3/19/18	EUR	2,796	4,253
Snam SPA	5.000%	1/18/19	EUR	1,400	2,252
Snam SPA	5.250%	9/19/22	EUR	700	1,194
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,587
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	3,000	4,920
UniCredit SPA	2.250%	12/16/16	EUR	3,000	4,256
UniCredit SPA	3.625%	1/24/19	EUR	2,000	2,990
UniCredit SPA	6.950%	10/31/22	EUR	4,000	6,503
Unione di Banche Italiane SCpA	3.125%	2/5/24	EUR	3,000	4,382
					149,073
Sovereign Bonds (7.2%)
A2A SPA	3.625%	1/13/22	EUR	1,000	1,478
A2A SPA	4.500%	11/28/19	EUR	1,000	1,561
ACEA SPA	3.750%	9/12/18	EUR	2,000	3,017
ACEA SPA	4.500%	3/16/20	EUR	500	782
Cassa Depositi e Prestiti SPA	4.250%	9/14/16	EUR	500	743
City of Rome Italy	5.345%	1/27/48	EUR	1,300	1,779
Edison SPA	3.875%	11/10/17	EUR	500	757
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	3,066
Hera SPA	5.200%	1/29/28	EUR	2,000	3,326
Italy Buoni Poliennali Del Tesoro	1.500%	12/15/16	EUR	27,000	37,919
Italy Buoni Poliennali Del Tesoro	2.750%	11/15/16	EUR	29,000	42,000
Italy Buoni Poliennali Del Tesoro	3.500%	12/1/18	EUR	15,000	22,508
Italy Buoni Poliennali Del Tesoro	3.750%	5/1/21	EUR	20,000	30,147
Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	2,000	2,925
Italy Buoni Poliennali Del Tesoro	4.500%	3/1/24	EUR	33,000	51,439
1 Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	12,900	19,929
Poste Italiane SPA	3.250%	6/18/18	EUR	650	954
Republic of Italy	2.250%	5/15/16	EUR	27,000	38,529
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,179
Republic of Italy	2.750%	12/1/15	EUR	15,000	21,453
Republic of Italy	3.000%	6/15/15	EUR	15,000	21,336
Republic of Italy	3.000%	11/1/15	EUR	15,000	21,507
Republic of Italy	3.500%	11/1/17	EUR	15,000	22,338
Republic of Italy	3.500%	6/1/18	EUR	41,500	62,051
Republic of Italy	3.750%	8/1/15	EUR	22,000	31,662
Republic of Italy	3.750%	8/1/16	EUR	20,000	29,505
Republic of Italy	3.750%	3/1/21	EUR	20,000	30,229
Republic of Italy	3.750%	8/1/21	EUR	40,000	60,289
Republic of Italy	4.000%	2/1/17	EUR	20,000	29,953
Republic of Italy	4.000%	9/1/20	EUR	20,000	30,764
Republic of Italy	4.000%	2/1/37	EUR	16,000	23,090
Republic of Italy	4.250%	2/1/19	EUR	10,000	15,501
Republic of Italy	4.250%	9/1/19	EUR	25,000	38,886
Republic of Italy	4.250%	3/1/20	EUR	19,000	29,564
Republic of Italy	4.500%	7/15/15	EUR	22,000	31,889
Republic of Italy	4.500%	2/1/18	EUR	10,000	15,434
Republic of Italy	4.500%	8/1/18	EUR	25,000	38,882
Republic of Italy	4.500%	3/1/19	EUR	35,000	54,888
Republic of Italy	4.500%	2/1/20	EUR	15,000	23,614
Republic of Italy	4.500%	5/1/23	EUR	35,000	54,636
Republic of Italy	4.500%	3/1/26	EUR	20,000	30,989
Republic of Italy	4.750%	9/15/16	EUR	10,000	15,106
Republic of Italy	4.750%	5/1/17	EUR	35,000	53,619
Republic of Italy	4.750%	6/1/17	EUR	35,000	53,713
Republic of Italy	4.750%	9/1/21	EUR	23,500	37,538

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
1 Republic of Italy	4.750%	8/1/23	EUR	25,000	39,795
1 Republic of Italy	4.750%	9/1/28	EUR	47,000	73,729
Republic of Italy	5.000%	3/1/22	EUR	16,500	26,734
1 Republic of Italy	5.000%	3/1/25	EUR	15,000	24,174
Republic of Italy	5.000%	8/1/34	EUR	25,000	40,438
Republic of Italy	5.000%	8/1/39	EUR	20,500	33,097
Republic of Italy	5.000%	9/1/40	EUR	22,000	35,316
Republic of Italy	5.250%	8/1/17	EUR	15,000	23,449
Republic of Italy	5.250%	11/1/29	EUR	20,000	33,014
Republic of Italy	5.500%	9/1/22	EUR	22,000	36,693
Republic of Italy	5.500%	11/1/22	EUR	22,000	36,660
Republic of Italy	5.750%	2/1/33	EUR	13,800	24,195
Republic of Italy	6.000%	5/1/31	EUR	30,000	53,450
Republic of Italy	6.500%	11/1/27	EUR	15,000	27,519
Republic of Italy	7.250%	11/1/26	EUR	10,000	19,328
					1,670,065
Total Italy (Cost $1,696,174)					1,875,218
Japan (22.2%)
Corporate Bonds (0.8%)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	985
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.555%	1/20/16	JPY	500,000	4,921
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.710%	4/18/16	JPY	300,000	2,964
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	1,029
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	4,165
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	13,726
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	3,080
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,863
Mizuho Bank Ltd.	0.540%	7/20/16	JPY	1,000,000	9,844
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	10,235
2 MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	605
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	5,066
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	5,171
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	1,037
Nomura Europe Finance NV	1.875%	5/29/18	EUR	3,200	4,464
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	547
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	6,260
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,893
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	6,868
Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	13,755
Norinchukin Bank	0.500%	9/25/15	JPY	200,000	1,964
Norinchukin Bank	0.500%	11/27/15	JPY	200,000	1,965
Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,771
Norinchukin Bank	0.700%	4/27/15	JPY	100,000	984
Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	14,075
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,962
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,961
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	982
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,965
Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,909
Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	6,886
Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	1,965
Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	1,968
Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	1,975
Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,939
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	6,199

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	4,251
	Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	10,572
	Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	727
						175,498
Sovereign Bonds (21.4%)
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,944
[12]	Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	7,816
	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	9,798
	Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,927
[12]	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,858
[12]	Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	5,113
	Japan	0.100%	5/15/15	JPY	4,500,000	44,027
	Japan	0.100%	3/20/18	JPY	6,900,000	67,372
	Japan	0.200%	6/15/15	JPY	12,300,000	120,470
	Japan	0.200%	6/20/17	JPY	15,000,000	147,092
	Japan	0.200%	9/20/17	JPY	11,000,000	107,859
	Japan	0.200%	9/20/18	JPY	6,000,000	58,772
	Japan	0.200%	12/20/18	JPY	2,902,250	28,405
	Japan	0.300%	9/20/15	JPY	4,600,000	45,129
	Japan	0.300%	6/20/16	JPY	9,850,000	96,770
	Japan	0.300%	6/20/18	JPY	2,500,000	24,597
	Japan	0.400%	6/20/15	JPY	5,500,000	53,991
	Japan	0.400%	6/20/16	JPY	9,000,000	88,606
	Japan	0.400%	9/20/16	JPY	9,900,000	97,522
	Japan	0.400%	3/20/18	JPY	3,410,000	33,682
	Japan	0.400%	6/20/18	JPY	1,000,000	9,881
	Japan	0.500%	12/20/15	JPY	11,200,000	110,282
	Japan	0.500%	3/20/16	JPY	1,200,000	11,828
	Japan	0.600%	3/20/16	JPY	900,000	8,888
	Japan	0.600%	3/20/23	JPY	4,800,000	47,143
	Japan	0.600%	12/20/23	JPY	5,000,000	48,887
	Japan	0.600%	3/20/24	JPY	1,500,000	14,639
	Japan	0.700%	12/20/22	JPY	4,000,000	39,684
	Japan	0.800%	9/20/20	JPY	5,200,000	52,493
	Japan	0.800%	6/20/22	JPY	4,000,000	40,105
	Japan	0.800%	9/20/22	JPY	6,500,000	65,113
	Japan	0.800%	12/20/22	JPY	5,500,000	55,040
	Japan	0.800%	6/20/23	JPY	600,000	5,989
	Japan	0.800%	6/20/23	JPY	3,693,500	36,856
	Japan	0.800%	9/20/23	JPY	1,100,000	10,967
	Japan	0.900%	3/20/22	JPY	1,200,000	12,138
	Japan	0.900%	6/20/22	JPY	2,500,000	25,263
	Japan	1.000%	3/20/22	JPY	8,000,000	81,526
	Japan	1.000%	3/20/23	JPY	530,000	5,386
	Japan	1.100%	6/20/20	JPY	5,100,000	52,388
	Japan	1.100%	9/20/21	JPY	150,000	1,540
	Japan	1.100%	3/20/33	JPY	450,000	4,174
	Japan	1.200%	12/20/20	JPY	5,637,350	58,306
	Japan	1.200%	6/20/21	JPY	5,150,000	53,249
	Japan	1.300%	12/20/18	JPY	5,800,000	59,626
	Japan	1.300%	3/20/19	JPY	6,000,000	61,839
	Japan	1.300%	12/20/19	JPY	6,400,000	66,360
	Japan	1.300%	3/20/20	JPY	4,400,000	45,682
	Japan	1.300%	6/20/20	JPY	1,000,000	10,390
	Japan	1.300%	3/20/21	JPY	5,800,000	60,378
	Japan	1.400%	9/20/15	JPY	1,300,000	12,945

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Japan	1.400%	12/20/18	JPY	5,000,000	51,626
Japan	1.400%	9/20/19	JPY	4,100,000	42,647
Japan	1.500%	9/20/18	JPY	14,250,000	147,521
Japan	1.500%	3/20/33	JPY	600,000	5,955
Japan	1.600%	3/20/16	JPY	7,000,000	70,406
Japan	1.600%	6/20/30	JPY	500,000	5,211
Japan	1.600%	3/20/33	JPY	3,000,000	30,259
Japan	1.600%	12/20/33	JPY	2,100,000	20,992
Japan	1.700%	12/20/16	JPY	5,000,000	50,959
Japan	1.700%	3/20/17	JPY	4,000,000	40,912
Japan	1.700%	3/20/18	JPY	6,600,000	68,429
Japan	1.700%	12/20/22	JPY	3,500,000	37,637
Japan	1.700%	9/20/32	JPY	3,600,000	37,122
Japan	1.700%	12/20/32	JPY	2,845,000	29,249
Japan	1.700%	6/20/33	JPY	800,000	8,177
Japan	1.700%	6/20/33	JPY	2,150,000	21,962
Japan	1.700%	9/20/33	JPY	2,800,000	28,512
Japan	1.700%	12/20/43	JPY	2,900,000	28,335
Japan	1.800%	6/20/23	JPY	2,500,000	27,108
Japan	1.800%	9/20/30	JPY	300,000	3,206
Japan	1.800%	9/20/31	JPY	3,400,000	36,004
Japan	1.800%	12/20/31	JPY	2,600,000	27,466
Japan	1.800%	3/20/43	JPY	2,000,000	20,046
Japan	1.800%	9/20/43	JPY	100,000	1,000
Japan	1.900%	9/20/23	JPY	3,000,000	32,838
Japan	1.900%	12/20/23	JPY	1,800,000	19,737
Japan	1.900%	6/20/25	JPY	1,150,000	12,674
Japan	1.900%	12/20/28	JPY	5,160,000	56,523
Japan	1.900%	3/20/29	JPY	1,150,000	12,584
Japan	1.900%	9/20/30	JPY	2,600,000	28,155
Japan	1.900%	6/20/31	JPY	2,900,000	31,233
Japan	1.900%	9/20/42	JPY	2,200,000	22,549
Japan	1.900%	6/20/43	JPY	1,263,200	12,935
Japan	1.900%	3/20/53	JPY	1,400,000	14,084
Japan	2.000%	3/20/16	JPY	900,000	9,119
Japan	2.000%	12/20/25	JPY	3,260,000	36,305
Japan	2.000%	3/20/27	JPY	650,000	7,237
Japan	2.000%	3/20/31	JPY	2,650,000	28,995
Japan	2.000%	12/20/33	JPY	500,000	5,331
Japan	2.000%	9/20/40	JPY	2,500,000	26,207
Japan	2.000%	3/20/42	JPY	3,740,850	39,152
Japan	2.000%	3/20/52	JPY	1,100,000	11,385
Japan	2.100%	9/20/24	JPY	1,150,000	12,871
Japan	2.100%	6/20/25	JPY	3,000,000	33,702
Japan	2.100%	3/20/26	JPY	780,000	8,772
Japan	2.100%	12/20/26	JPY	5,600,000	63,008
Japan	2.100%	12/20/27	JPY	2,000,000	22,492
Japan	2.100%	9/20/28	JPY	6,550,000	73,550
Japan	2.100%	12/20/28	JPY	600,000	6,732
Japan	2.100%	3/20/29	JPY	3,000,000	33,636
Japan	2.100%	6/20/29	JPY	2,900,000	32,465
Japan	2.100%	9/20/29	JPY	3,600,000	40,293
Japan	2.100%	12/20/29	JPY	3,000,000	33,524
Japan	2.200%	3/20/26	JPY	800,000	9,085
Japan	2.200%	3/20/28	JPY	2,850,000	32,391
Japan	2.200%	9/20/28	JPY	1,200,000	13,633

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Japan	2.200%	3/20/49	JPY	1,560,000	17,034
	Japan	2.200%	3/20/50	JPY	800,000	8,731
	Japan	2.200%	3/20/51	JPY	2,050,000	22,350
	Japan	2.300%	5/20/30	JPY	170,000	1,944
	Japan	2.300%	3/20/35	JPY	2,500,000	27,713
	Japan	2.300%	6/20/35	JPY	580,000	6,423
	Japan	2.300%	12/20/35	JPY	1,010,000	11,173
	Japan	2.300%	12/20/36	JPY	750,000	8,278
	Japan	2.300%	3/20/39	JPY	4,130,000	45,709
	Japan	2.300%	3/20/40	JPY	2,000,000	22,197
	Japan	2.400%	3/20/28	JPY	2,800,000	32,531
	Japan	2.400%	6/20/28	JPY	750,000	8,715
	Japan	2.400%	3/20/34	JPY	3,700,000	41,833
	Japan	2.400%	12/20/34	JPY	2,300,000	25,916
	Japan	2.400%	3/20/37	JPY	2,100,000	23,572
	Japan	2.400%	9/20/38	JPY	2,500,000	28,132
	Japan	2.400%	3/20/48	JPY	800,000	9,134
	Japan	2.500%	6/20/34	JPY	2,000,000	22,933
	Japan	2.500%	9/20/34	JPY	400,000	4,576
	Japan	2.500%	9/20/35	JPY	1,000,000	11,416
	Japan	2.500%	3/20/36	JPY	700,000	7,988
	Japan	2.500%	6/20/36	JPY	1,200,000	13,691
	Japan	2.500%	9/20/36	JPY	600,000	6,838
	Japan	2.500%	3/20/38	JPY	2,800,000	32,019
	Japan	2.600%	3/20/19	JPY	700,000	7,648
[12]	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	3,378
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.300%	11/30/15	JPY	500,000	4,898
	Japan Expressway Holding &
	Debt Repayment Agency	0.360%	12/18/15	JPY	1,000,000	9,817
	Japan Expressway Holding &
	Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,376
	Japan Expressway Holding &
	Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,367
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,869
	Japan Expressway Holding &
	Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,989
	Japan Expressway Holding &
	Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,991
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.815%	2/28/23	JPY	500,000	4,982
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.834%	1/31/23	JPY	800,000	7,986
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	5,005
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.895%	6/30/22	JPY	500,000	5,029
[12]	Japan Expressway Holding &
	Debt Repayment Agency	0.900%	10/30/20	JPY	1,200,000	12,145
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.200%	12/27/19	JPY	100,000	1,028
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.300%	1/30/19	JPY	100,000	1,027
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.300%	5/29/20	JPY	100,000	1,036

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.400%	7/31/19	JPY	301,000	3,118
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.500%	1/29/16	JPY	200,000	2,003
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.500%	12/27/17	JPY	273,000	2,799
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.500%	6/28/19	JPY	301,000	3,132
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.600%	2/28/18	JPY	100,000	1,031
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.600%	10/31/18	JPY	501,000	5,203
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.700%	7/31/18	JPY	900,000	9,358
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.800%	6/29/18	JPY	400,000	4,171
[12]	Japan Expressway Holding &
	Debt Repayment Agency	1.900%	8/31/17	JPY	500,000	5,173
[12]	Japan Expressway Holding &
	Debt Repayment Agency	2.000%	8/31/16	JPY	229,000	2,337
[12]	Japan Expressway Holding &
	Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,538
	Japan Expressway Holding &
	Debt Repayment Agency	2.120%	6/20/16	JPY	100,000	1,019
[12]	Japan Expressway Holding &
	Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,180
	Japan Expressway Holding &
	Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,926
	Japan Expressway Holding &
	Debt Repayment Agency	2.700%	3/20/48	JPY	200,000	2,159
	Japan Expressway Holding &
	Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	895
	Japan Expressway Holding &
	Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	2,838
[12]	Japan Expressway Holding and
	Debt Repayment Agency	1.500%	5/31/19	JPY	75,000	780
[12]	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,846
[12]	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	300,000	2,938
[12]	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,920
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,754
[12]	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,638
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,893
[12]	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	1,012
[12]	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	6,045
[12]	Japan Finance Organization for Municipalities	1.300%	5/25/15	JPY	1,000,000	9,903
[12]	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	8,270
	Japan Finance Organization for Municipalities	1.570%	9/24/15	JPY	180,000	1,795
[12]	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	2,076
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	4,170
[12]	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	5,222
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	5,236
[12]	Japan Finance Organization for Municipalities	2.000%	5/9/16	JPY	1,500,000	15,209
	Japan Government Five Year Bond	0.400%	12/20/16	JPY	3,500,000	34,501
	Japan Government Ten Year Bond	1.000%	12/20/21	JPY	3,000,000	30,585
	Japan Government Ten Year Bond	1.300%	3/20/18	JPY	3,000,000	30,649
	Japan Government Thirty Year Bond	1.700%	3/20/44	JPY	200,000	1,951

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Japan Government Twenty Year Bond	1.500%	3/20/34	JPY	1,500,000	14,680
Japan Government Two Year Bond	0.100%	3/15/16	JPY	5,000,000	48,918
Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	5,284
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,881
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,952
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,730
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	8,034
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	3,034
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	4,071
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	2,034
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	5,097
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	4,080
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	11,307
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	2,071
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,346
Major Joint Local Government Bond	1.300%	6/25/15	JPY	200,000	1,982
Major Joint Local Government Bond	1.300%	9/25/15	JPY	100,000	994
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	1,034
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	3,103
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	1,039
Major Joint Local Government Bond	1.400%	8/25/15	JPY	200,000	1,988
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	3,107
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	2,086
Major Joint Local Government Bond	1.500%	10/23/15	JPY	700,000	6,984
Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	1,034
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	1,043
Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	1,035
Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	5,149
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,732
Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	3,159
Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	1,130
Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,506
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	1,047
Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	5,201
Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	2,064
[12] Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	9,777
Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	4,887
Shoko Chukin Bank	0.200%	10/27/15	JPY	500,000	4,892
Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	979
Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	14,689
Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	2,947
Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	4,918
Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	986
Tokyo Metropolitan Government	0.360%	6/19/15	JPY	100,000	981
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,835
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,982
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,990
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	2,030
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	5,086
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	4,145
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	4,163
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	2,088
Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	2,014
Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	1,027
Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	1,021

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Tokyo Metropolitan Government	1.970%	3/18/16	JPY	1,503,000	15,202
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,076
Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,525
					4,932,539
Total Japan (Cost $5,088,860)					5,108,037
Latvia (0.0%)
Sovereign Bonds (0.0%)
1 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,410
Republic of Latvia	5.500%	3/5/18	EUR	500	801
Total Latvia (Cost $2,141)					2,211
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania	4.850%	2/7/18	EUR	3,000	4,660
Total Lithuania (Cost $4,344)					4,660
Luxembourg (0.0%)
Sovereign Bond (0.0%)
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,182
Total Luxembourg (Cost $3,957)					4,182
Malaysia (0.4%)
Sovereign Bonds (0.4%)
[13] Federation of Malaysia	3.260%	3/1/18	MYR	30,000	9,077
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	4,400
Federation of Malaysia	3.480%	3/15/23	MYR	20,000	5,858
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	7,219
Federation of Malaysia	4.181%	7/15/24	MYR	22,000	6,793
Federation of Malaysia	4.262%	9/15/16	MYR	80,000	24,999
Federation of Malaysia	4.378%	11/29/19	MYR	70,000	22,097
Federation of Malaysia	4.392%	4/15/26	MYR	10,000	3,104
Total Malaysia (Cost $90,777)					83,547
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,154
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,679
America Movil SAB de CV	3.750%	6/28/17	EUR	3,500	5,255
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,723
2 America Movil SAB de CV	5.125%	9/6/73	EUR	2,000	2,949
					15,760
Sovereign Bonds (0.7%)
Pemex Project Funding Master Trust	5.500%	2/24/25	EUR	2,000	3,309
Pemex Project Funding Master Trust	6.375%	8/5/16	EUR	1,000	1,544
1 Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,437
Petroleos Mexicanos	5.500%	1/9/17	EUR	1,500	2,311
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,779
United Mexican States	1.160%	8/8/16	JPY	300,000	2,952
United Mexican States	2.375%	4/9/21	EUR	2,667	3,713
United Mexican States	2.750%	4/22/23	EUR	3,000	4,189
United Mexican States	3.625%	4/9/29	EUR	1,000	1,400
United Mexican States	4.750%	6/14/18	MXN	140,000	10,592
United Mexican States	5.000%	6/15/17	MXN	181,000	14,078
United Mexican States	5.625%	3/19/14	GBP	4,000	6,653

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
United Mexican States	6.000%	6/18/15	MXN	240,000	18,794
United Mexican States	6.250%	6/16/16	MXN	80,000	6,385
United Mexican States	6.500%	6/10/21	MXN	90,000	7,166
United Mexican States	6.500%	6/9/22	MXN	80,000	6,303
United Mexican States	7.250%	12/15/16	MXN	100,000	8,197
United Mexican States	7.500%	6/3/27	MXN	50,000	4,126
United Mexican States	7.750%	5/29/31	MXN	120,000	9,840
United Mexican States	7.750%	11/13/42	MXN	48,000	3,843
United Mexican States	8.000%	6/11/20	MXN	110,000	9,455
United Mexican States	8.000%	12/7/23	MXN	147,600	12,732
United Mexican States	8.500%	5/31/29	MXN	90,000	7,963
United Mexican States	8.500%	11/18/38	MXN	105,000	9,106
United Mexican States	10.000%	12/5/24	MXN	111,000	10,919
United Mexican States	10.000%	11/20/36	MXN	55,000	5,444
					177,230
Total Mexico (Cost $205,772)					192,990
Morocco (0.0%)
Sovereign Bond (0.0%)
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	3,074
Total Morocco (Cost $2,958)					3,074
Netherlands (3.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	4,500	6,514
ABN AMRO Bank NV	2.500%	9/5/23	EUR	2,000	2,937
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	3,056
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,740
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	8,210
ING Bank NV	1.875%	5/22/23	EUR	10,400	14,569
ING Bank NV	3.250%	3/3/16	EUR	3,000	4,376
ING Bank NV	3.375%	1/11/18	EUR	5,000	7,695
SNS Bank NV	2.125%	8/30/17	EUR	5,350	7,743
					59,840
Corporate Bonds (0.8%)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	4,247
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,500	2,402
ABN AMRO Bank NV	4.250%	4/11/16	EUR	4,000	5,927
ABN AMRO Bank NV	6.375%	4/27/21	EUR	500	832
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,616
2 Achmea BV	6.000%	4/4/43	EUR	2,000	3,177
Achmea Hypotheekbank NV	2.000%	1/23/18	EUR	2,000	2,829
Aegon NV	3.000%	7/18/17	EUR	300	441
Aegon NV	6.625%	12/16/39	GBP	1,000	2,209
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	758
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,877
Akzo Nobel NV	8.000%	4/6/16	GBP	200	378
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,471
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	0.487%	5/24/16	JPY	500,000	4,904
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.750%	1/22/19	EUR	5,000	7,094
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,211
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.000%	9/16/21	CHF	2,000	2,424

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/11/17	CHF	2,000	2,403
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	7,035
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.125%	9/15/26	CHF	1,000	1,314
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.250%	11/1/17	GBP	500	879
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	3,264
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/10/15	GBP	1,550	2,720
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.000%	9/19/22	GBP	1,187	2,096
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	7,966
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	9/14/22	EUR	3,000	4,573
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.125%	7/14/25	EUR	5,000	8,030
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	15,123
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	9/14/27	GBP	1,250	2,230
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,505
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	7.250%	4/20/18	AUD	5,250	5,436
Corio NV	3.250%	2/26/21	EUR	2,000	2,923
Delta Lloyd NV	4.250%	11/17/17	EUR	500	753
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,000	1,422
Heineken NV	2.000%	4/6/21	EUR	1,000	1,402
Heineken NV	2.875%	8/4/25	EUR	2,000	2,836
ING Bank NV	1.875%	2/27/18	EUR	9,000	12,889
2 ING Bank NV	3.500%	11/21/23	EUR	1,000	1,426
ING Bank NV	3.875%	5/24/16	EUR	1,500	2,214
ING Bank NV	3.875%	12/23/16	GBP	90	160
ING Bank NV	4.500%	2/21/22	EUR	2,500	4,105
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,663
2 ING Bank NV	6.875%	5/29/23	GBP	2,200	4,151
ING Groep NV	4.750%	5/31/17	EUR	2,000	3,080
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	8,228
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,814
Koninklijke KPN NV	4.750%	1/17/17	EUR	1,000	1,521
Koninklijke KPN NV	5.750%	3/18/16	GBP	550	995
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,000	1,830
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	761
Koninklijke KPN NV	6.500%	1/15/16	EUR	1,700	2,579
LeasePlan Corp. NV	2.500%	9/19/16	EUR	500	717
LeasePlan Corp. NV	3.875%	9/16/15	EUR	2,000	2,891
PostNL NV	7.500%	8/14/18	GBP	2,580	5,091
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	1,110
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,403
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,579
Shell International Finance BV	4.625%	5/22/17	EUR	5,000	7,770

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	Unilever NV	1.750%	8/5/20	EUR	2,000	2,828
	Unilever plc	4.750%	6/16/17	GBP	650	1,200
	Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,870
						195,582
Sovereign Bonds (2.3%)
	Alliander NV	2.875%	6/14/24	EUR	500	734
	Alliander NV	5.500%	4/20/16	EUR	1,000	1,518
	Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	14,600	20,222
	Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,800	4,669
	Bank Nederlandse Gemeenten	1.875%	6/6/19	EUR	3,000	4,332
	Bank Nederlandse Gemeenten	1.875%	1/14/21	EUR	2,000	2,852
	Bank Nederlandse Gemeenten	2.125%	7/14/15	EUR	6,000	8,504
	Bank Nederlandse Gemeenten	2.250%	8/24/16	EUR	5,000	7,226
	Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	4,000	5,015
	Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,870
	Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	700	1,366
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,150
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	2,112
	Kingdom of Netherlands	0.500%	4/15/17	EUR	20,000	27,874
1	Kingdom of Netherlands	1.250%	1/15/19	EUR	20,000	28,424
1	Kingdom of Netherlands	1.750%	7/15/23	EUR	22,000	30,812
	Kingdom of Netherlands	2.000%	7/15/24	EUR	5,000	7,066
1	Kingdom of Netherlands	2.250%	7/15/22	EUR	25,000	36,826
1	Kingdom of Netherlands	2.500%	1/15/17	EUR	35,000	51,424
1	Kingdom of Netherlands	2.500%	1/15/33	EUR	11,400	16,209
	Kingdom of Netherlands	2.750%	1/15/47	EUR	5,000	7,379
1	Kingdom of Netherlands	3.250%	7/15/15	EUR	10,000	14,384
[1,4]	Kingdom of Netherlands	3.250%	7/15/21	EUR	13,900	21,922
1	Kingdom of Netherlands	3.500%	7/15/20	EUR	15,000	23,894
1	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	16,386
1	Kingdom of Netherlands	3.750%	1/15/42	EUR	14,000	24,667
1	Kingdom of Netherlands	4.000%	7/15/16	EUR	25,000	37,536
1	Kingdom of Netherlands	4.000%	7/15/18	EUR	15,000	23,754
1	Kingdom of Netherlands	4.000%	7/15/19	EUR	5,000	8,060
1	Kingdom of Netherlands	4.000%	1/15/37	EUR	13,500	24,020
1	Kingdom of Netherlands	5.500%	1/15/28	EUR	10,000	19,522
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	2,184
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	1,500	2,332
	Nederlandse Gasunie NV	4.250%	6/20/16	EUR	2,000	2,981
	Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,797
	Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	4,000	5,690
	Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,348
	Nederlandse Waterschapsbank NV	2.125%	9/7/16	GBP	500	861
	Nederlandse Waterschapsbank NV	2.375%	6/4/15	EUR	4,000	5,674
	Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	3,466
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	7,851
	TenneT Holding BV	3.875%	2/21/18	EUR	540	827
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,435
						524,175
Total Netherlands (Cost $732,687)						779,597

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
New Zealand (0.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ANZ New Zealand Int’l Ltd.	3.000%	10/20/16	EUR	5,000	7,345
Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	7,368
					14,713
Corporate Bonds (0.0%)
ANZ New Zealand Int’l Ltd.	1.500%	12/17/15	GBP	450	766
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,898
					4,664
Sovereign Bonds (0.3%)
New Zealand	3.000%	4/15/20	NZD	7,500	6,044
New Zealand	5.000%	3/15/19	NZD	15,000	13,431
New Zealand	5.500%	4/15/23	NZD	7,500	6,986
New Zealand	6.000%	4/15/15	NZD	13,000	11,472
New Zealand	6.000%	12/15/17	NZD	12,500	11,498
New Zealand	6.000%	5/15/21	NZD	12,500	11,889
					61,320
Total New Zealand (Cost $79,165)					80,697
Norway (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	6,000	8,413
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	7,011
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	8,762
DNB Boligkreditt AS	2.750%	3/21/22	EUR	7,500	11,310
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,840
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	885
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	6,000	8,437
SpareBank 1 Boligkreditt AS	2.375%	11/22/16	EUR	5,000	7,262
					54,920
Corporate Bonds (0.1%)
2 DNB Bank ASA	3.000%	9/26/23	EUR	3,000	4,363
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,872
2 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	6,041
2 DNB Bank ASA	7.250%	6/23/20	GBP	75	134
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	2,124
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	7,032
					24,566
Sovereign Bonds (0.4%)
Kingdom of Norway	2.000%	5/24/23	NOK	85,000	13,539
Kingdom of Norway	3.000%	3/14/24	NOK	29,900	5,127
Kingdom of Norway	3.750%	5/25/21	NOK	39,100	7,140
Kingdom of Norway	4.250%	5/19/17	NOK	80,000	14,463
Kingdom of Norway	4.500%	5/22/19	NOK	20,300	3,807
Kingdom of Norway	5.000%	5/15/15	NOK	79,300	13,825
Kommunalbanken AS	1.125%	12/15/16	GBP	3,000	5,044
Kommunalbanken AS	1.125%	12/15/17	GBP	500	829
Statkraft AS	5.000%	11/10/16	NOK	2,500	447
Statkraft AS	6.625%	4/2/19	EUR	2,950	5,089
Statoil ASA	5.625%	3/11/21	EUR	4,700	8,190

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Statoil ASA	6.875%	3/11/31	GBP	750	1,709
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,850
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,336
					85,395
Total Norway (Cost $160,397)					164,881
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	1.625%	1/15/19	EUR	8,000	11,343
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,617
Republic of Poland	2.500%	7/25/18	PLN	35,000	11,143
Republic of Poland	3.375%	7/9/24	EUR	5,000	7,463
Republic of Poland	3.625%	2/1/16	EUR	5,000	7,310
Republic of Poland	3.750%	4/25/18	PLN	15,000	5,021
Republic of Poland	4.000%	10/25/23	PLN	27,500	9,030
Republic of Poland	4.200%	4/15/20	EUR	8,000	12,892
Republic of Poland	4.750%	4/25/17	PLN	32,100	11,083
Republic of Poland	5.000%	4/25/16	PLN	54,100	18,577
Republic of Poland	5.250%	10/25/17	PLN	15,000	5,273
Republic of Poland	5.250%	10/25/20	PLN	15,000	5,378
Republic of Poland	5.250%	1/20/25	EUR	2,000	3,451
Republic of Poland	5.500%	4/25/15	PLN	39,300	13,323
Republic of Poland	5.500%	10/25/19	PLN	18,000	6,499
Republic of Poland	5.750%	10/25/21	PLN	100	37
Republic of Poland	5.750%	9/23/22	PLN	25,000	9,262
Republic of Poland	5.750%	4/25/29	PLN	8,000	2,997
Total Poland (Cost $136,980)					143,699
Portugal (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	5,216
					5,216
Sovereign Bond (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	1,000	1,454
					1,454
Total Portugal (Cost $6,083)					6,670
Romania (0.1%)
Sovereign Bonds (0.1%)
Republic of Romania	4.625%	9/18/20	EUR	2,000	3,044
Republic of Romania	4.875%	11/7/19	EUR	2,000	3,075
Republic of Romania	5.250%	6/17/16	EUR	3,000	4,465
Total Romania (Cost $9,777)					10,584
Russia (0.3%)
Sovereign Bonds (0.3%)
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	3,000	3,969
Gazprom OAO Via Gaz Capital SA	3.755%	3/15/17	EUR	3,000	4,135
Gazprom OAO Via Gaz Capital SA	4.364%	3/21/25	EUR	300	406
Gazprom OAO Via Gaz Capital SA	5.338%	9/25/20	GBP	1,000	1,655
Russian Federation	3.625%	9/16/20	EUR	1,000	1,383
Russian Federation	6.800%	12/11/19	RUB	285,715	7,223
Russian Federation	7.000%	8/16/23	RUB	300,000	7,232
Russian Federation	7.050%	1/19/28	RUB	100,000	2,307
Russian Federation	7.350%	1/20/16	RUB	400,000	11,052

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Russian Federation	7.400%	4/19/17	RUB	295,000	7,983
Russian Federation	7.500%	3/15/18	RUB	500,000	13,375
Russian Federation	7.600%	7/20/22	RUB	300,000	7,631
Russian Railways via RZD Capital plc	2.177%	2/26/18	CHF	3,000	3,258
Russian Railways via RZD Capital plc	3.374%	5/20/21	EUR	2,000	2,564
Vnesheconombank Via VEB Finance plc	3.035%	2/21/18	EUR	2,000	2,635
Total Russia (Cost $79,315)					76,808
Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.500%	4/1/18	SGD	35,000	27,443
Republic of Singapore	2.250%	6/1/21	SGD	10,000	8,037
Republic of Singapore	2.750%	4/1/42	SGD	8,500	6,361
Republic of Singapore	3.125%	9/1/22	SGD	9,000	7,623
Republic of Singapore	3.375%	9/1/33	SGD	1,500	1,254
Republic of Singapore	3.500%	3/1/27	SGD	13,000	11,177
Total Singapore (Cost $63,364)					61,895
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,320
Republic of Slovakia	3.625%	1/16/29	EUR	1,000	1,501
Republic of Slovakia	4.000%	4/27/20	EUR	7,750	12,394
Republic of Slovakia	4.350%	10/14/25	EUR	5,000	8,157
Republic of Slovakia	4.625%	1/19/17	EUR	3,000	4,614
Total Slovakia (Cost $26,937)					28,986
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,990
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	3,025
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	6,017
Total Slovenia (Cost $10,013)					12,032
South Africa (0.4%)
Sovereign Bonds (0.4%)
Eskom Holdings SOC Ltd.	10.000%	1/25/23	ZAR	15,000	1,551
Republic of South Africa	6.250%	3/31/36	ZAR	130,000	9,082
Republic of South Africa	6.500%	2/28/41	ZAR	50,000	3,512
Republic of South Africa	6.750%	3/31/21	ZAR	190,000	16,745
Republic of South Africa	7.000%	2/28/31	ZAR	60,000	4,747
Republic of South Africa	7.250%	1/15/20	ZAR	100,000	9,190
Republic of South Africa	8.000%	12/21/18	ZAR	50,000	4,790
Republic of South Africa	8.000%	1/31/30	ZAR	120,000	10,480
Republic of South Africa	8.250%	9/15/17	ZAR	50,000	4,849
Republic of South Africa	8.500%	1/31/37	ZAR	25,000	2,238
Republic of South Africa	8.750%	2/28/48	ZAR	50,000	4,580
Republic of South Africa	10.500%	12/21/26	ZAR	100,000	10,998
Republic of South Africa	13.500%	9/15/15	ZAR	150,000	15,476
Total South Africa (Cost $115,982)					98,238
South Korea (2.1%)
Sovereign Bonds (2.1%)
Bank of Korea	2.470%	4/2/15	KRW	20,000,000	19,320
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,502
Korea Development Bank	1.500%	5/30/18	EUR	600	837

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,634
Republic of Korea	2.500%	4/30/18	KRW	20,000,000	18,660
Republic of Korea	2.750%	12/10/15	KRW	55,000,000	53,222
Republic of Korea	2.750%	3/10/18	KRW	67,000,000	64,128
Republic of Korea	3.000%	12/10/16	KRW	15,000,000	14,580
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	31,714
Republic of Korea	3.000%	12/10/42	KRW	14,500,000	12,060
Republic of Korea	3.500%	9/10/16	KRW	43,000,000	42,223
Republic of Korea	3.500%	3/10/17	KRW	20,000,000	19,668
Republic of Korea	3.750%	12/10/33	KRW	5,000,000	4,925
Republic of Korea	4.000%	3/10/16	KRW	44,000,000	43,500
Republic of Korea	4.000%	12/10/31	KRW	25,000,000	25,102
Republic of Korea	4.250%	6/10/21	KRW	15,000,000	15,309
Republic of Korea	4.750%	12/10/30	KRW	9,000,000	9,840
Republic of Korea	5.000%	6/10/20	KRW	46,500,000	49,245
Republic of Korea	5.250%	3/10/27	KRW	4,500,000	5,078
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	23,219
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	16,343
Total South Korea (Cost $455,692)					476,109
Spain (5.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
AyT Cedulas Cajas Fondo de Titulizacion	4.500%	12/2/19	EUR	5,000	7,692
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,164
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,499
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,500
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	2,000	3,024
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	5,000	7,484
AyT Cedulas Cajas X Fondo de Titulizacion	3.750%	6/30/25	EUR	1,300	1,797
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,541
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	1,000	1,539
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	3,000	4,458
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	5,000	7,898
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,345
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	6,300	9,344
Banco de Sabadell SA	3.375%	1/23/18	EUR	4,000	5,946
Banco Espanol de Credito SA	3.500%	1/18/16	EUR	1,100	1,593
Banco Espanol de Credito SA	3.625%	9/7/15	EUR	3,000	4,318
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	6,700	9,840
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	9,615
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	7,544
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	6,737
Banco Santander SA	2.875%	1/30/18	EUR	5,500	8,097
Banco Santander SA	3.125%	9/28/15	EUR	1,500	2,148
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,501
Banco Santander SA	4.625%	1/20/16	EUR	1,400	2,065
Bankia SA	3.500%	12/14/15	EUR	600	866
Bankia SA	3.625%	10/5/16	EUR	4,350	6,379
Bankia SA	4.000%	2/3/25	EUR	1,600	2,408
Bankia SA	4.125%	3/24/36	EUR	1,700	2,464
Bankia SA	4.250%	7/5/16	EUR	950	1,405
Bankia SA	4.250%	5/25/18	EUR	1,450	2,225
Bankia SA	4.500%	4/26/22	EUR	2,050	3,225
Bankia SA	5.750%	6/29/16	EUR	1,000	1,523
Bankinter SA	2.750%	7/26/16	EUR	3,300	4,762
CaixaBank	3.500%	3/31/16	EUR	4,500	6,554

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	CaixaBank	3.875%	2/17/25	EUR	2,000	3,120
	CaixaBank	4.625%	6/4/19	EUR	5,400	8,615
	CaixaBank	5.125%	4/27/16	EUR	10,000	15,029
	Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	2,485
	Cajas Rurales Unidas	3.375%	5/16/16	EUR	2,000	2,876
	Cedulas TDA	4.125%	4/10/21	EUR	1,500	2,269
	Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	7,000	9,952
	Cedulas TDA 6 Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	3,000	4,208
	IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,985
	IM Cedulas 6-M1 - Fondo de Titulizacion	3.500%	12/2/15	EUR	3,500	5,018
	Kutxabank SA	3.000%	2/1/17	EUR	2,500	3,654
	Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	2,047
						204,758
Corporate Bonds (0.5%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	1,000	1,516
	Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	5,612
	Bankinter SA	4.125%	3/22/17	EUR	1,500	2,263
	BBVA Senior Finance SAU	3.250%	3/21/16	EUR	5,000	7,222
	BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	5,251
	CaixaBank SA	2.500%	4/18/17	EUR	3,000	4,299
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	1,036
	Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	4,278
	Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	4,681
	Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	1,000	1,422
	Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	2,000	3,112
	Iberdrola Finanzas SAU	4.750%	1/25/16	EUR	2,500	3,702
	Iberdrola International BV	3.500%	2/1/21	EUR	3,000	4,567
	Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,558
	Iberdrola International BV	4.500%	9/21/17	EUR	600	925
2	Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,495
	Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	1,161
	Red Electrica Financiaciones SA Unipersonal	3.500%	10/7/16	EUR	2,500	3,681
	Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,000	3,275
	Repsol International Finance BV	2.625%	5/28/20	EUR	3,500	5,053
	Repsol International Finance BV	4.250%	2/12/16	EUR	3,500	5,138
	Santander Consumer Finance SA	1.450%	1/29/16	EUR	7,000	9,772
	Santander International Debt SAU	4.000%	3/27/17	EUR	1,000	1,493
	Santander International Debt SAU	4.000%	1/24/20	EUR	3,500	5,456
	Santander International Debt SAU	4.625%	3/21/16	EUR	4,000	5,913
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	8,801
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	6,636
	Telefonica Emisiones SAU	4.375%	2/2/16	EUR	7,000	10,294
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	2,000	3,202
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,834
						124,648
Sovereign Bonds (4.1%)
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	4,800	7,015
	Autonomous Community of Madrid Spain	4.622%	6/23/15	EUR	2,250	3,254
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	3,132
[14]	FADE - Fondo de Amortizacion
	del Deficit Electrico	2.875%	9/17/16	EUR	5,000	7,240
[14]	FADE - Fondo de Amortizacion
	del Deficit Electrico	3.375%	3/17/19	EUR	7,000	10,426
[14]	FADE - Fondo de Amortizacion
	del Deficit Electrico	3.875%	3/17/18	EUR	2,000	3,022

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
[14]	FADE - Fondo de Amortizacion
	del Deficit Electrico	4.000%	12/17/15	EUR	3,000	4,373
[14]	FADE - Fondo de Amortizacion
	del Deficit Electrico	5.900%	3/17/21	EUR	2,000	3,384
[14]	Instituto de Credito Oficial	2.375%	10/31/15	EUR	10,000	14,188
[14]	Instituto de Credito Oficial	4.125%	9/28/17	EUR	3,000	4,547
	Instituto de Credito Oficial	4.500%	3/17/16	EUR	3,000	4,438
[14]	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	14,352
[14]	Instituto de Credito Oficial	5.000%	7/5/16	EUR	2,000	3,013
[14]	Instituto de Credito Oficial	5.125%	1/25/16	EUR	11,000	16,365
	Kingdom of Spain	2.100%	4/30/17	EUR	3,000	4,287
	Kingdom of Spain	2.750%	4/30/19	EUR	30,000	43,753
	Kingdom of Spain	3.150%	1/31/16	EUR	10,000	14,462
	Kingdom of Spain	3.250%	4/30/16	EUR	20,000	29,108
	Kingdom of Spain	3.300%	7/30/16	EUR	16,000	23,402
	Kingdom of Spain	3.750%	10/31/15	EUR	26,000	37,713
	Kingdom of Spain	3.750%	10/31/18	EUR	23,000	34,929
1	Kingdom of Spain	3.800%	4/30/24	EUR	11,000	16,289
	Kingdom of Spain	3.800%	1/31/17	EUR	25,000	37,318
	Kingdom of Spain	4.000%	7/30/15	EUR	25,000	36,109
	Kingdom of Spain	4.000%	4/30/20	EUR	18,000	27,840
	Kingdom of Spain	4.100%	7/30/18	EUR	8,000	12,302
	Kingdom of Spain	4.200%	1/31/37	EUR	15,000	21,748
	Kingdom of Spain	4.250%	10/31/16	EUR	20,000	30,017
	Kingdom of Spain	4.300%	10/31/19	EUR	10,000	15,662
1	Kingdom of Spain	4.400%	10/31/23	EUR	23,000	35,718
	Kingdom of Spain	4.500%	1/31/18	EUR	26,000	40,217
	Kingdom of Spain	4.600%	7/30/19	EUR	30,000	47,565
	Kingdom of Spain	4.650%	7/30/25	EUR	10,000	15,776
	Kingdom of Spain	4.700%	7/30/41	EUR	12,000	18,515
	Kingdom of Spain	4.800%	1/31/24	EUR	20,000	32,007
	Kingdom of Spain	4.850%	10/31/20	EUR	14,000	22,591
	Kingdom of Spain	4.900%	7/30/40	EUR	7,000	11,148
1	Kingdom of Spain	5.150%	10/31/28	EUR	14,000	22,852
1	Kingdom of Spain	5.150%	10/31/44	EUR	9,000	14,712
1	Kingdom of Spain	5.400%	1/31/23	EUR	30,000	49,909
	Kingdom of Spain	5.500%	7/30/17	EUR	15,000	23,667
	Kingdom of Spain	5.500%	4/30/21	EUR	21,000	35,118
	Kingdom of Spain	5.750%	7/30/32	EUR	20,000	35,240
	Kingdom of Spain	5.850%	1/31/22	EUR	10,000	17,068
	Kingdom of Spain	5.900%	7/30/26	EUR	10,000	17,423
	Kingdom of Spain	6.000%	1/31/29	EUR	10,000	17,680
						940,894
Total Spain (Cost $1,143,153)						1,270,300
Supranational (3.1%)
Sovereign Bonds (3.1%)
	African Development Bank	0.500%	6/22/15	CAD	1,550	1,397
	Asian Development Bank	0.000%	2/7/16	CHF	2,000	2,268
	Asian Development Bank	1.000%	12/15/16	GBP	1,500	2,519
	Asian Development Bank	3.500%	7/25/18	AUD	8,850	8,210
	Council Of Europe Development Bank	1.125%	10/22/18	EUR	5,000	7,049
	Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,711
	Council Of Europe Development Bank	3.000%	7/13/20	EUR	1,000	1,536
	EUROFIMA	3.000%	5/15/26	CHF	4,500	6,015

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	EUROFIMA	4.550%	3/30/27	CAD	655	617
	European Bank for Reconstruction
	& Development	5.625%	12/7/28	GBP	1,000	2,099
[15]	European Financial Stability Facility	0.500%	3/7/16	EUR	3,000	4,184
[15]	European Financial Stability Facility	0.750%	6/5/17	EUR	2,500	3,494
[15]	European Financial Stability Facility	0.875%	4/16/18	EUR	20,000	27,884
[15]	European Financial Stability Facility	1.125%	6/1/15	EUR	13,000	18,213
[15]	European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	7,054
[15]	European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	7,079
[15]	European Financial Stability Facility	1.500%	1/22/20	EUR	7,600	10,742
[15]	European Financial Stability Facility	1.625%	9/15/17	EUR	2,500	3,588
[15]	European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	22,688
[15]	European Financial Stability Facility	1.875%	5/23/23	EUR	15,000	20,993
[15]	European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	4,357
[15]	European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	14,976
[15]	European Financial Stability Facility	2.750%	7/18/16	EUR	5,000	7,313
[15]	European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,408
[15]	European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,635
[15]	European Financial Stability Facility	3.375%	4/3/37	EUR	3,000	4,743
[15]	European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	8,293
	European Investment Bank	1.000%	7/13/18	EUR	13,700	19,271
	European Investment Bank	1.250%	8/2/19	CHF	3,000	3,552
	European Investment Bank	1.375%	1/15/18	GBP	8,100	13,487
	European Investment Bank	1.375%	9/15/20	EUR	4,000	5,602
	European Investment Bank	1.375%	9/15/21	EUR	2,000	2,765
	European Investment Bank	1.400%	6/20/17	JPY	1,100,000	11,193
	European Investment Bank	1.500%	2/1/19	GBP	5,000	8,224
	European Investment Bank	1.500%	4/15/21	EUR	10,000	14,024
	European Investment Bank	1.750%	4/21/17	CHF	2,000	2,380
	European Investment Bank	2.000%	4/14/23	EUR	5,000	7,094
1	European Investment Bank	2.125%	2/4/19	CAD	2,000	1,820
	European Investment Bank	2.125%	1/15/24	EUR	7,000	9,968
	European Investment Bank	2.250%	10/14/22	EUR	7,000	10,183
	European Investment Bank	2.375%	7/10/20	CHF	2,500	3,154
	European Investment Bank	2.500%	7/22/15	CHF	2,000	2,356
	European Investment Bank	2.500%	10/31/22	GBP	5,500	9,010
	European Investment Bank	2.625%	3/15/18	EUR	5,000	7,477
	European Investment Bank	2.750%	3/15/40	EUR	4,250	6,078
	European Investment Bank	3.000%	12/7/15	GBP	1,000	1,745
	European Investment Bank	3.000%	10/14/33	EUR	5,000	7,395
	European Investment Bank	3.125%	10/15/15	EUR	8,000	11,562
	European Investment Bank	3.125%	6/30/36	CHF	1,000	1,418
	European Investment Bank	3.500%	4/15/16	EUR	15,000	22,117
	European Investment Bank	3.500%	4/15/27	EUR	5,000	7,923
	European Investment Bank	3.750%	12/7/27	GBP	3,800	6,614
	European Investment Bank	3.875%	6/8/37	GBP	3,300	5,677
	European Investment Bank	4.000%	7/12/16	SEK	25,000	4,079
	European Investment Bank	4.000%	4/15/30	EUR	7,000	11,659
	European Investment Bank	4.000%	10/15/37	EUR	5,000	8,625
	European Investment Bank	4.250%	5/19/17	NOK	20,000	3,565
	European Investment Bank	4.375%	7/8/15	GBP	5,400	9,508
	European Investment Bank	4.500%	10/15/25	EUR	15,000	25,960
	European Investment Bank	4.625%	4/15/20	EUR	20,000	33,292
	European Investment Bank	4.625%	10/12/54	GBP	200	400
	European Investment Bank	4.750%	10/15/17	EUR	20,000	31,770
	European Investment Bank	5.000%	12/1/20	SEK	25,000	4,465

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,040
European Investment Bank	6.000%	8/6/20	AUD	12,000	12,303
European Investment Bank	6.000%	12/7/28	GBP	1,000	2,152
European Investment Bank	6.500%	8/7/19	AUD	8,000	8,346
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	21,254
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	4,303
European Union	2.375%	10/4/18	EUR	5,000	7,453
European Union	2.500%	12/4/15	EUR	18,000	25,874
European Union	2.750%	9/21/21	EUR	5,000	7,602
European Union	2.875%	4/4/28	EUR	5,000	7,465
European Union	3.000%	9/4/26	EUR	7,000	10,676
European Union	3.375%	4/4/32	EUR	3,000	4,741
European Union	3.375%	4/4/38	EUR	2,000	3,185
European Union	3.500%	6/4/21	EUR	5,000	7,951
European Union	3.625%	4/6/16	EUR	2,000	2,954
European Union	3.750%	4/4/42	EUR	3,000	5,111
Inter-American Development Bank	0.625%	12/15/15	GBP	5,000	8,423
International Bank for Reconstruction
& Development	1.250%	10/2/17	GBP	5,000	8,375
International Bank for Reconstruction
& Development	3.875%	5/20/19	EUR	6,000	9,577
International Bank for Reconstruction
& Development	5.400%	6/7/21	GBP	200	403
International Bank for Reconstruction
& Development	5.750%	10/21/19	AUD	7,000	7,128
International Bank for Reconstruction
& Development	5.750%	6/7/32	GBP	1,000	2,224
International Finance Corp.	0.625%	12/15/15	GBP	3,000	5,056
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,688
Total Supranational (Cost $685,866)					722,761
Sweden (1.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	6,490
Nordea Hypotek AB	2.000%	6/20/18	SEK	40,000	6,221
Nordea Hypotek AB	3.000%	6/21/17	SEK	51,000	8,228
Nordea Hypotek AB	3.250%	6/17/15	SEK	73,000	11,527
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	7,094
Skandinaviska Enskilda Banken AB	2.500%	6/17/15	EUR	2,000	2,841
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	50,000	7,956
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	20,246
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	8,233
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	7,000
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	10,557
Stadshypotek AB	3.000%	12/19/18	SEK	50,000	8,041
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	8,592
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,793
Sveriges Sakerstallda Obligationer AB	3.375%	4/20/16	EUR	3,000	4,399
Sveriges Sakerstallda Obligationer AB	4.000%	9/21/16	SEK	40,000	6,569
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,935
Swedbank Hypotek AB	2.500%	6/15/15	EUR	2,000	2,840
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	12,188
Swedbank Hypotek AB	3.750%	3/15/17	SEK	75,000	12,352
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	6,643
					166,745

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.4%)
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	2,159
Investor AB	4.000%	3/14/16	EUR	1,000	1,472
Investor AB	4.500%	5/12/23	EUR	2,000	3,294
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,153
Nordea Bank AB	3.625%	2/11/16	EUR	5,000	7,320
Nordea Bank AB	3.750%	2/24/17	EUR	2,000	3,002
Nordea Bank AB	3.875%	12/15/15	GBP	600	1,057
Nordea Bank AB	4.000%	6/29/20	EUR	8,743	13,821
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	3,152
2 Nordea Bank AB	4.625%	2/15/22	EUR	500	752
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,716
2 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	5,216
2 Skandinaviska Enskilda Banken AB	7.092%	12/29/49	EUR	500	797
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	995
Svenska Handelsbanken AB	1.500%	7/6/15	EUR	2,000	2,809
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	3,625
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	7,211
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	3,751
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,000	1,799
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	180	294
Swedbank AB	1.750%	6/18/15	EUR	3,500	4,923
Swedbank AB	2.375%	4/4/16	EUR	2,000	2,868
Swedish Match AB	3.875%	11/24/17	EUR	500	752
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,000	1,569
TeliaSonera AB	3.875%	10/1/25	EUR	2,000	3,116
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,981
Volvo Treasury AB	5.000%	5/31/17	EUR	600	927
					86,531
Sovereign Bonds (0.6%)
Kingdom of Sweden	0.875%	1/31/18	EUR	3,000	4,219
Kingdom of Sweden	1.500%	11/13/23	SEK	128,900	19,013
Kingdom of Sweden	2.250%	6/1/32	SEK	20,000	2,961
Kingdom of Sweden	3.000%	7/12/16	SEK	50,000	8,080
Kingdom of Sweden	3.500%	6/1/22	SEK	15,000	2,603
Kingdom of Sweden	3.500%	3/30/39	SEK	35,000	6,179
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	11,753
Kingdom of Sweden	4.250%	3/12/19	SEK	147,000	25,801
Kingdom of Sweden	4.500%	8/12/15	SEK	21,400	3,455
Kingdom of Sweden	5.000%	12/1/20	SEK	64,000	11,951
Kommuninvest I Sverige AB	2.750%	8/12/15	SEK	20,000	3,138
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	5,789
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	5,039
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	840
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	7,002
2 Vattenfall AB	5.250%	6/29/49	EUR	1,000	1,438
Vattenfall AB	6.125%	12/16/19	GBP	1,000	1,980
Vattenfall AB	6.250%	3/17/21	EUR	2,000	3,543
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,724
Vattenfall AB	6.875%	4/15/39	GBP	500	1,130
					127,638
Total Sweden (Cost $369,046)					380,914

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
Credit Suisse AG	1.750%	1/15/21	EUR	2,000	2,847
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	7,177
Credit Suisse AG	2.875%	10/18/18	EUR	500	755
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.875%	8/13/19	CHF	5,000	5,815
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	14,000	16,111
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.500%	8/2/33	CHF	1,000	1,084
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,377
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,242
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.875%	9/28/15	CHF	1,000	1,165
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	6,301
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,273
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,522
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,910
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,907
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,237
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	931
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,291
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,666
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,667
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,330
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,188
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.500%	6/30/15	CHF	1,380	1,611
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	500	643
UBS AG	2.250%	1/10/17	EUR	6,000	8,705
					91,755
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	1,000	1,474
2 Aquarius and Investments plc
for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,942
2 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,000	1,743
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	711
Credit Suisse AG	2.875%	9/24/15	EUR	7,500	10,730
Credit Suisse AG	4.750%	8/5/19	EUR	1,000	1,624
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,447

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Glencore Finance Europe SA	2.625%	12/3/18	CHF	1,000	1,199
Glencore Finance Europe SA	4.625%	4/3/18	EUR	2,500	3,846
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	577
Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	1,099
Holcim Ltd.	3.000%	11/22/22	CHF	3,000	3,748
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,568
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,178
Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,798
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,531
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	600	947
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,322
Roche Finance Europe BV	2.000%	6/25/18	EUR	1,000	1,453
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,989
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	6,398
Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,398
2 Swiss Reinsurance Co. via ELM BV	5.252%	5/29/49	EUR	250	365
2 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	500	924
UBS AG	3.125%	1/18/16	EUR	5,000	7,236
UBS AG	3.500%	7/15/15	EUR	470	675
2 UBS AG	5.250%	6/21/21	GBP	450	806
UBS AG	6.375%	7/20/16	GBP	750	1,398
UBS AG	6.625%	4/11/18	GBP	1,250	2,455
2 UBS AG	7.152%	12/29/49	EUR	1,000	1,579
Willow No.2 Ireland plc
for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,513
Xstrata Canada Financial Corp.	6.250%	5/27/15	EUR	4,000	5,852
Xstrata Canada Financial Corp.	7.375%	5/27/20	GBP	850	1,714
Xstrata Finance Canada Ltd.	5.250%	6/13/17	EUR	2,250	3,483
Xstrata Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	3,588
2 Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,633
					90,943
Sovereign Bonds (0.6%)
Canton of Zurich	0.500%	12/3/20	CHF	2,595	2,945
Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,181
Swiss Confederation	1.250%	6/11/24	CHF	3,000	3,541
Swiss Confederation	1.250%	6/27/37	CHF	5,000	5,502
Swiss Confederation	1.500%	7/24/25	CHF	4,500	5,419
Swiss Confederation	1.500%	4/30/42	CHF	9,200	10,626
Swiss Confederation	2.000%	10/12/16	CHF	2,100	2,505
4 Swiss Confederation	2.000%	4/28/21	CHF	8,200	10,338
Swiss Confederation	2.000%	5/25/22	CHF	1,000	1,262
Swiss Confederation	2.250%	6/22/31	CHF	3,500	4,552
Swiss Confederation	2.500%	3/12/16	CHF	21,000	25,006
Swiss Confederation	3.000%	1/8/18	CHF	15,100	19,021
Swiss Confederation	3.000%	5/12/19	CHF	1,000	1,299
Swiss Confederation	3.250%	6/27/27	CHF	8,000	11,485
Swiss Confederation	3.500%	4/8/33	CHF	1,600	2,463
Swiss Confederation	3.750%	6/10/15	CHF	10,831	12,823
Swiss Confederation	4.250%	6/5/17	CHF	17,000	21,842
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,376
Swisscom AG	2.625%	8/31/22	CHF	1,000	1,263
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	4,260
					149,709
Total Switzerland (Cost $311,103)					332,407

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Thailand (0.5%)
Sovereign Bonds (0.5%)
Kingdom of Thailand	3.250%	6/16/17	THB	500,000	15,816
Kingdom of Thailand	3.580%	12/17/27	THB	277,000	8,313
Kingdom of Thailand	3.625%	5/22/15	THB	800,000	25,128
Kingdom of Thailand	3.625%	6/16/23	THB	400,000	12,454
Kingdom of Thailand	3.650%	12/17/21	THB	200,000	6,290
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	2,956
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,291
Kingdom of Thailand	3.875%	6/13/19	THB	850,000	27,310
Kingdom of Thailand	4.875%	6/22/29	THB	100,000	3,412
Total Thailand (Cost $110,852)					105,970
Turkey (0.3%)
Sovereign Bonds (0.3%)
Republic of Turkey	4.125%	4/11/23	EUR	1,400	1,980
Republic of Turkey	4.350%	11/12/21	EUR	2,100	3,056
Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,470
Republic of Turkey	5.125%	5/18/20	EUR	3,000	4,566
Republic of Turkey	7.100%	3/8/23	TRY	20,000	8,301
Republic of Turkey	8.500%	9/14/22	TRY	20,000	8,949
Republic of Turkey	8.800%	11/14/18	TRY	25,000	11,712
Republic of Turkey	9.000%	1/27/16	TRY	50,000	23,684
Republic of Turkey	10.500%	1/15/20	TRY	20,000	10,059
Total Turkey (Cost $70,370)					73,777
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	5,075
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,344
Total United Arab Emirates (Cost $5,886)					6,419
United Kingdom (7.9%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)

2 Abbey National Treasury Services plc	3.375%	6/8/16	EUR	1,900	2,719
Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	16,508
Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,569
2 Abbey National Treasury Services plc	5.250%	2/16/30	GBP	758	1,480
2 Abbey National Treasury Services plc	5.750%	3/2/27	GBP	3,855	7,863
Annington Finance No 4 plc	0.000%	12/7/22	GBP	3,740	4,696
Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,218
Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	400	744
Arqiva Financing plc	4.882%	12/31/32	GBP	1,200	2,068
Artesian Finance II plc	6.000%	9/30/33	GBP	1,000	1,986
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,000	1,721
Aspire Defence Finance plc	4.674%	3/31/40	GBP	800	1,378
Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,943
Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	3,159
Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,652
Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,897
2 Barclays Bank plc	2.250%	2/22/18	EUR	5,000	7,258
Barclays Bank plc	3.625%	4/13/16	EUR	5,000	7,363
Barclays Bank plc	4.000%	1/12/21	EUR	500	814
Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,826
Bradford & Bingley plc	4.250%	5/4/16	EUR	2,000	2,976

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
2 Broadgate Financing plc	4.999%	10/5/33	GBP	1,000	1,866
2 Canary Wharf Finance II plc	6.455%	10/22/33	GBP	895	1,847
Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,818
Coventry Building Society	4.625%	4/19/18	GBP	300	554
CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,000	1,941
Delamare Finance plc	5.546%	2/19/29	GBP	900	1,657
Derby Healthcare plc	5.564%	6/30/41	GBP	349	661
Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,171
2 Fosse Master Issuer plc	4.635%	10/18/54	GBP	1,550	2,801
Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	960	1,977
Greene King Finance plc	5.318%	9/15/31	GBP	1,157	2,187
Highbury Finance BV	7.017%	3/20/23	GBP	746	1,495
Integrated Accommodation Services plc	6.480%	3/31/29	GBP	158	325
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	945	1,776
Leeds Building Society	4.250%	12/17/18	GBP	1,000	1,839
Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	11,228
Lloyds Bank plc	4.000%	6/25/18	EUR	500	784
Lloyds Bank plc	4.125%	4/6/16	EUR	7,500	11,137
Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,780
Lloyds Bank plc	5.125%	3/7/25	GBP	500	961
2 Longstone Finance plc	4.791%	4/19/36	GBP	1,007	1,876
Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	518	990
Nationwide Building Society	3.125%	10/13/16	EUR	5,500	8,118
Nationwide Building Society	4.375%	2/28/22	EUR	2,000	3,360
Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,684
Nationwide Building Society	5.625%	1/28/26	GBP	1,500	3,053
Nats En Route plc	5.250%	3/31/26	GBP	220	418
2 Northern Rock Asset Management plc	4.125%	3/27/18	EUR	3,000	4,565
Octagon Healthcare Funding plc	5.333%	12/31/35	GBP	903	1,673
RMPA Services plc	5.337%	9/30/38	GBP	308	575
Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	6,410
Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	2,335
Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	961
RSL Finance No 1 plc	6.625%	3/31/38	GBP	672	1,432
Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	123	237
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	748
2 Telereal Securitisation plc	5.389%	12/10/33	GBP	1,583	3,028
Telereal Securitisation plc	5.553%	12/10/31	GBP	285	554
Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	471	892
Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	3,756	6,787
Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,395
					178,734
Corporate Bonds (2.3%)
Abbey National Treasury Services plc	1.625%	11/26/20	EUR	3,000	4,228
Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,828
Abbey National Treasury Services plc	2.000%	1/14/19	EUR	2,000	2,847
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	639
2 Amlin plc	6.500%	12/19/26	GBP	350	621
Anglian Water Services Financing plc	5.250%	10/30/15	GBP	1,100	1,967
Anglian Water Services Financing plc	6.250%	6/27/16	EUR	2,000	3,092
Anglo American Capital plc	1.750%	11/20/17	EUR	5,000	6,991
Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	3,338
2 Aviva plc	6.875%	5/22/38	EUR	2,030	3,288
2 Aviva plc	6.875%	5/20/58	GBP	2,327	4,551
Aviva plc	9.500%	6/20/16	GBP	150	293

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,299
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,530
Barclays Bank plc	2.500%	3/29/16	CHF	1,500	1,774
Barclays Bank plc	4.000%	1/20/17	EUR	5,000	7,519
Barclays Bank plc	4.125%	3/15/16	EUR	1,000	1,476
Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,401
Barclays Bank plc	6.000%	1/14/21	EUR	2,500	4,115
2 Barclays Bank plc	6.750%	1/16/23	GBP	550	1,025
Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,655
BAT International Finance plc	2.750%	3/25/25	EUR	2,500	3,534
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,538
BAT International Finance plc	5.375%	6/29/17	EUR	3,000	4,725
BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,537
BG Energy Capital plc	5.125%	12/7/17	GBP	200	374
BG Energy Capital plc	5.125%	12/1/25	GBP	3,000	5,580
2 BG Energy Capital plc	6.500%	11/30/72	GBP	300	552
2 BG Energy Capital plc	6.500%	11/30/72	EUR	500	778
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,295
BP Capital Markets plc	2.177%	2/16/16	EUR	7,500	10,690
BP Capital Markets plc	2.994%	2/18/19	EUR	650	972
BP Capital Markets plc	3.497%	11/9/20	CAD	750	704
BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,549
British American Tobacco Holdings
The Netherlands BV	5.500%	9/15/16	GBP	600	1,105
British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,683
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	3,151
British Telecommunications plc	6.500%	7/7/15	EUR	3,500	5,186
British Telecommunications plc	6.625%	6/23/17	GBP	200	383
British Telecommunications plc	8.500%	12/7/16	GBP	380	748
BSKYB Finance UK plc	5.750%	10/20/17	GBP	200	377
BUPA Finance plc	7.500%	7/4/16	GBP	730	1,378
Centrica plc	4.250%	9/12/44	GBP	750	1,165
Centrica plc	4.375%	3/13/29	GBP	3,000	5,049
Centrica plc	5.500%	10/24/16	GBP	650	1,195
Centrica plc	7.000%	9/19/18	GBP	1,000	2,000
Centrica plc	7.000%	9/19/33	GBP	1,000	2,203
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,590
Close Brothers Group plc	6.500%	2/10/17	GBP	472	868
Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	765
Compass Group plc	3.125%	2/13/19	EUR	1,000	1,496
Coventry Building Society	2.250%	12/4/17	EUR	5,000	7,175
Coventry Building Society	2.500%	11/18/20	EUR	1,500	2,135
2 CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,000	2,077
Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	1,005
Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,828
Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,321
EE Finance plc	4.375%	3/28/19	GBP	1,000	1,767
Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,435
ENW Capital Finance plc	6.750%	6/20/15	GBP	200	357
Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,534
Eversholt Funding plc	6.359%	12/2/25	GBP	500	1,003
Eversholt Funding plc	6.697%	2/22/35	GBP	1,000	2,056
Experian Finance plc	4.750%	11/23/18	GBP	700	1,302
Experian Finance plc	4.750%	2/4/20	EUR	4,000	6,432

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
FCE Bank plc	1.750%	5/21/18	EUR	1,060	1,485
FCE Bank plc	1.875%	5/12/16	EUR	1,650	2,326
FCE Bank plc	4.825%	2/15/17	GBP	650	1,175
FCE Bank plc	5.125%	11/16/15	GBP	100	178
Firstgroup plc	5.250%	11/29/22	GBP	2,000	3,596
2 Friends Life Group plc	6.292%	6/29/49	GBP	600	1,025
G4S International Finance plc	2.875%	5/2/17	EUR	2,000	2,876
2 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,850
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,772
GlaxoSmithKline Capital plc	3.875%	7/6/15	EUR	5,000	7,205
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	200	332
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,874
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	828
Great Rolling Stock Co. plc	6.250%	7/27/20	GBP	1,200	2,333
Hammerson plc	7.250%	4/21/28	GBP	1,000	2,171
Heathrow Funding Ltd.	3.000%	6/8/15	GBP	400	688
Heathrow Funding Ltd.	4.125%	10/12/16	EUR	2,200	3,282
2 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	3,020
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	3,000	5,594
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	200	379
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	500	1,041
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	2,620	5,319
Heathrow Funding Ltd.	12.450%	3/31/16	GBP	650	1,312
2 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	438
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,219
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	4,483
HSBC Bank plc	3.750%	11/30/16	EUR	1,500	2,243
HSBC Bank plc	4.000%	1/15/21	EUR	4,500	7,213
2 HSBC Bank plc	5.000%	3/20/23	GBP	1,680	3,004
HSBC Bank plc	6.250%	1/30/41	GBP	66	131
2 HSBC Capital Funding LP	5.130%	3/29/49	EUR	1,000	1,470
2 HSBC Capital Funding LP	8.208%	6/29/49	GBP	250	452
HSBC Holdings plc	3.875%	3/16/16	EUR	3,000	4,406
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	3,310
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	4,256
2 HSBC Holdings plc	6.375%	10/18/22	GBP	4,600	8,585
HSBC Holdings plc	6.750%	9/11/28	GBP	1,750	3,520
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	524
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	3,120
Imperial Tobacco Finance plc	4.875%	6/7/32	GBP	2,000	3,413
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	459
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,654
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	1,500	2,547
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	743
2 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,840
2 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	550	1,019
2 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	559
2 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	614	1,193
2 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	400	781
2 Legal & General Group plc	6.385%	5/29/49	GBP	3,450	6,234
Linde Finance BV	6.500%	1/29/16	GBP	250	459
2 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	1,014
Lloyds Bank plc	4.625%	2/2/17	EUR	4,500	6,880
2 Lloyds Bank plc	5.750%	7/9/25	GBP	300	547

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	3,340
Lloyds Bank plc	6.500%	9/17/40	GBP	1,250	2,677
2 Lloyds Bank plc	6.963%	5/29/20	GBP	561	991
2 Lloyds Bank plc	10.125%	12/16/21	CAD	2,406	2,585
2 Lloyds Bank plc	10.750%	12/16/21	GBP	900	1,814
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	903
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	811
London Power Networks plc	5.375%	11/11/16	GBP	700	1,286
London Stock Exchange Group plc	6.125%	7/7/16	GBP	400	733
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,428
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,574
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,555
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,495
Motability Operations Group plc	5.250%	9/28/16	GBP	100	184
Motability Operations Group plc	6.625%	12/10/19	GBP	1,000	2,027
National Express Group plc	6.250%	1/13/17	GBP	130	241
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	1,694	3,551
National Grid Gas plc	6.000%	6/7/17	GBP	500	948
National Grid Gas plc	6.375%	3/3/20	GBP	500	996
National Grid plc	4.375%	3/10/20	EUR	1,000	1,596
2 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,818
Nationwide Building Society	6.750%	7/22/20	EUR	500	842
Next plc	5.875%	10/12/16	GBP	650	1,203
2 NGG Finance plc	4.250%	6/18/76	EUR	1,500	2,171
2 NGG Finance plc	5.625%	6/18/73	GBP	500	870
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	537
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,438
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	250	516
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	354	642
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	633
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,331
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,497
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	265
Pearson Funding One plc	6.000%	12/15/15	GBP	800	1,448
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	646
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,975
Prudential plc	1.250%	11/16/15	GBP	600	1,014
2 Prudential plc	5.700%	12/19/63	GBP	1,000	1,726
Prudential plc	6.125%	12/19/31	GBP	1,000	1,923
Reed Elsevier Investments plc	5.625%	10/20/16	GBP	100	184
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,179
Rentokil Initial plc	3.375%	9/24/19	EUR	1,000	1,493
Rentokil Initial plc	5.750%	3/31/16	GBP	550	995
2 RL Finance Bonds plc	6.125%	12/29/49	GBP	1,200	2,064
Rolls-Royce plc	2.125%	6/18/21	EUR	500	709
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,238
Rolls-Royce plc	7.375%	6/14/16	GBP	450	851
Royal Bank of Scotland plc	4.750%	5/18/16	EUR	6,000	8,966
Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,523
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	250	467
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,566
Royal Bank of Scotland plc	6.875%	5/17/25	GBP	2,376	4,926
Royal Bank of Scotland plc	6.934%	4/9/18	EUR	3,500	5,567
Royal Bank of Scotland plc	9.625%	6/22/15	GBP	650	1,183

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
2 RSA Insurance Group plc	6.701%	5/29/49	GBP	190	337
2 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	6,168
SABMiller Holdings Inc.	1.875%	1/20/20	EUR	1,000	1,409
Safeway Ltd.	6.000%	1/10/17	GBP	425	775
Sanctuary Capital plc	5.000%	4/26/47	GBP	190	364
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	557
Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	813
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,777
Scottish Power UK plc	8.375%	2/20/17	GBP	550	1,081
2 Scottish Widows plc	5.125%	9/29/49	GBP	270	464
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	4,408
Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	4,063
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	3,135
2 Society of Lloyd’s	7.421%	6/21/49	GBP	300	551
South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,470
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	397
2 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,686
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	1,000	1,831
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,942
SSE plc	2.000%	6/17/20	EUR	7,200	10,138
SSE plc	5.000%	10/1/18	GBP	1,000	1,874
2 SSE plc	5.025%	10/29/49	EUR	1,000	1,436
2 SSE plc	5.453%	9/29/49	GBP	980	1,710
SSE plc	8.375%	11/20/28	GBP	150	362
Stagecoach Group plc	5.750%	12/16/16	GBP	100	184
2 Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,731
Standard Chartered Bank	7.750%	4/3/18	GBP	450	886
2 Standard Chartered Bank	8.103%	5/29/49	GBP	300	554
Standard Chartered plc	1.750%	10/29/17	EUR	5,000	7,092
Standard Chartered plc	3.625%	11/23/22	EUR	1,500	2,152
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,773
2 Standard Life plc	5.500%	12/4/42	GBP	1,500	2,684
Tesco plc	5.000%	3/24/23	GBP	1,000	1,779
Tesco plc	5.200%	3/5/57	GBP	1,000	1,660
Tesco plc	6.125%	2/24/22	GBP	2,000	3,860
Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,556
2 Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	1,030	1,862
Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	1,175	2,224
Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,461
THFC Funding No 3 plc	5.200%	10/11/43	GBP	1,000	1,907
UBM plc	6.500%	11/23/16	GBP	400	745
2 UNITE USAF II plc	3.374%	6/30/28	GBP	500	813
United Utilities Water plc	4.250%	1/24/20	EUR	3,000	4,736
United Utilities Water plc	5.625%	12/20/27	GBP	500	963
United Utilities Water plc	5.750%	3/25/22	GBP	2,250	4,381
United Utilities Water plc	6.125%	12/29/15	GBP	420	763
Vodafone Group plc	5.375%	12/5/17	GBP	2,450	4,600
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,956
Vodafone Group plc	6.250%	1/15/16	EUR	4,000	6,064
Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	274
Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	2,003
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,644
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	450	876
Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	390
WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	300	412

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value
		Coupon	Date	Currency	(000)	($000)
	WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,998
	WPP plc	6.000%	4/4/17	GBP	50	93
	WPP plc	6.625%	5/12/16	EUR	1,000	1,545
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	779
2	Yorkshire Water Services Bradford Finance Ltd.	6.000%	4/24/25	GBP	180	330
						525,070
Sovereign Bonds (4.8%)
	Barclays Bank plc	1.500%	4/4/17	GBP	1,000	1,693
[16]	LCR Finance plc	4.500%	12/7/28	GBP	2,000	3,759
[16]	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,106
[16]	LCR Finance plc	5.100%	3/7/51	GBP	200	439
[16]	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	5,303
[16]	Network Rail Infrastructure Finance plc	1.125%	12/15/16	GBP	2,000	3,375
[16]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	2,500	4,704
[16]	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	383
[16]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	200	393
	Transport for London	2.250%	8/9/22	GBP	900	1,431
	Transport for London	3.625%	5/15/45	GBP	1,600	2,515
	Transport for London	3.875%	7/23/42	GBP	400	655
	United Kingdom	1.000%	9/7/17	GBP	37,000	61,754
	United Kingdom	1.250%	7/22/18	GBP	30,000	49,805
	United Kingdom	1.750%	1/22/17	GBP	10,000	17,186
	United Kingdom	1.750%	7/22/19	GBP	20,000	33,460
	United Kingdom	1.750%	9/7/22	GBP	14,800	23,560
	United Kingdom	2.000%	1/22/16	GBP	49,500	85,451
	United Kingdom	2.250%	9/7/23	GBP	16,000	26,113
	United Kingdom	2.750%	9/7/24	GBP	4,500	7,564
	United Kingdom	3.250%	1/22/44	GBP	32,900	53,503
	United Kingdom	3.500%	7/22/68	GBP	9,000	15,579
	United Kingdom	3.750%	9/7/20	GBP	27,500	50,913
	United Kingdom	3.750%	9/7/21	GBP	24,100	44,684
	United Kingdom	3.750%	7/22/52	GBP	16,800	30,385
	United Kingdom	4.000%	9/7/16	GBP	3,000	5,433
	United Kingdom	4.000%	3/7/22	GBP	2,800	5,278
	United Kingdom	4.000%	1/22/60	GBP	15,700	30,347
	United Kingdom	4.250%	12/7/27	GBP	20,900	40,105
	United Kingdom	4.250%	6/7/32	GBP	22,500	43,154
	United Kingdom	4.250%	3/7/36	GBP	23,000	44,171
	United Kingdom	4.250%	9/7/39	GBP	28,000	54,053
	United Kingdom	4.250%	12/7/40	GBP	15,600	30,178
	United Kingdom	4.250%	12/7/46	GBP	6,200	12,179
	United Kingdom	4.250%	12/7/49	GBP	11,700	23,217
	United Kingdom	4.250%	12/7/55	GBP	15,400	31,014
	United Kingdom	4.500%	3/7/19	GBP	5,800	11,024
	United Kingdom	4.500%	9/7/34	GBP	21,100	41,823
	United Kingdom	4.500%	12/7/42	GBP	19,600	39,685
	United Kingdom	4.750%	9/7/15	GBP	18,000	32,125
	United Kingdom	4.750%	3/7/20	GBP	29,000	56,321
	United Kingdom	4.750%	12/7/30	GBP	17,300	35,085
	United Kingdom	4.750%	12/7/38	GBP	9,000	18,685
	United Kingdom	5.000%	3/7/18	GBP	10,000	19,097
	United Kingdom	5.000%	3/7/25	GBP	11,000	22,414
	Urenco Finance NV	4.000%	5/5/17	EUR	700	1,046
						1,123,147
Total United Kingdom (Cost $1,715,858)						1,826,951

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
United States (1.6%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
BA Covered Bond Issuer	4.250%	4/5/17	EUR	2,000	3,045
					3,045
Corporate Bonds (1.6%)
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,663
2 American International Group Inc.	4.875%	3/15/67	EUR	1,000	1,423
2 American International Group Inc.	5.750%	3/15/67	GBP	450	779
American International Group Inc.	6.765%	11/15/17	GBP	1,020	1,970
2 American International Group Inc.	8.625%	5/22/68	GBP	2,000	3,977
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,860
Amgen Inc.	4.000%	9/13/29	GBP	1,000	1,624
Amgen Inc.	5.500%	12/7/26	GBP	200	384
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,833
AT&T Inc.	3.550%	12/17/32	EUR	2,500	3,583
AT&T Inc.	4.250%	6/1/43	GBP	1,000	1,519
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,356
AT&T Inc.	5.875%	4/28/17	GBP	1,000	1,871
Bank of America Corp.	2.500%	7/27/20	EUR	500	722
Bank of America Corp.	4.625%	2/7/17	EUR	500	752
Bank of America Corp.	4.625%	8/7/17	EUR	1,450	2,234
Bank of America Corp.	4.750%	4/3/17	EUR	5,000	7,661
Bank of America Corp.	5.250%	11/9/16	GBP	250	453
Bank of America Corp.	7.000%	6/15/16	EUR	2,500	3,905
Bank of America Corp.	7.000%	7/31/28	GBP	2,350	5,143
Bank of America Corp.	7.750%	4/30/18	GBP	350	705
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,702
Cargill Inc.	1.875%	9/4/19	EUR	600	852
Citigroup Inc.	1.750%	1/29/18	EUR	1,000	1,415
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	5,165
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,244
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,629
Citigroup Inc.	5.000%	8/2/19	EUR	5,000	8,120
Citigroup Inc.	5.125%	12/12/18	GBP	6,000	10,932
2 Citigroup Inc.	5.160%	5/24/27	CAD	1,000	932
Citigroup Inc.	5.500%	11/18/15	GBP	750	1,348
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,788
Citigroup Inc.	7.375%	9/1/39	GBP	400	979
Citigroup Inc.	7.625%	4/3/18	GBP	300	604
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,415
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,222
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	2.750%	5/19/23	EUR	1,600	2,199
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,394
Ford Credit Canada Ltd.	4.875%	2/8/17	CAD	4,000	3,911
GE Capital Canada Funding Co.	2.420%	5/31/18	CAD	2,000	1,850
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	6,578
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	11,323
GE Capital European Funding	5.250%	5/18/15	EUR	6,000	8,726
GE Capital European Funding	5.375%	1/23/20	EUR	2,300	3,841
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	2,927
GE Capital UK Funding	2.250%	9/8/15	GBP	450	771
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	8,106

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
GE Capital UK Funding	4.125%	9/13/23	GBP	3,000	5,300
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,818
GE Capital UK Funding	4.625%	1/18/16	GBP	580	1,032
GE Capital UK Funding	6.250%	5/5/38	GBP	1,414	3,038
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,658
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,280
General Electric Capital Corp.	4.125%	9/19/35	EUR	1,700	2,543
General Electric Capital Corp.	4.875%	9/18/37	GBP	800	1,404
2 General Electric Capital Corp.	5.500%	9/15/66	GBP	1,400	2,486
2 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,974
General Electric Capital Corp.	6.250%	12/15/17	GBP	300	579
2 General Electric Capital Corp.	6.500%	9/15/67	GBP	100	185
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,417
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	4,000	5,877
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	8,994
Goldman Sachs Group Inc.	4.500%	5/9/16	EUR	1,500	2,232
Goldman Sachs Group Inc.	4.500%	5/23/16	EUR	1,000	1,489
Goldman Sachs Group Inc.	5.250%	12/15/15	GBP	800	1,430
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	5,144
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,481
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	659
Health Care REIT Inc.	4.800%	11/20/28	GBP	500	857
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,978
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	4,180
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,683
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,780
John Deere Bank SA	3.250%	6/22/16	EUR	300	438
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	7,954
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,902
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,511
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	4,500	6,633
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,569
JPMorgan Chase & Co.	4.250%	1/25/17	GBP	250	450
JPMorgan Chase Bank NA	5.375%	9/28/16	GBP	1,100	2,005
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	2,067
Merrill Lynch & Co. Inc.	4.625%	9/14/18	EUR	1,500	2,311
Merrill Lynch & Co. Inc.	5.500%	11/22/21	GBP	800	1,479
MetLife Inc.	5.375%	12/9/24	GBP	350	672
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	704
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	3,247
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,847
Microsoft Corp.	3.125%	12/6/28	EUR	1,200	1,762
Mondelez International Inc.	1.125%	1/26/17	EUR	1,200	1,672
Mondelez International Inc.	2.375%	1/26/21	EUR	1,200	1,712
Morgan Stanley	2.250%	3/12/18	EUR	5,000	7,162
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,689
Morgan Stanley	3.750%	9/21/17	EUR	2,000	3,000
Morgan Stanley	4.500%	2/23/16	EUR	4,000	5,900
Morgan Stanley	5.125%	11/30/15	GBP	1,100	1,962
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,581
Morgan Stanley	5.750%	2/14/17	GBP	250	462
NASDAQ OMX Group Inc.	3.875%	6/7/21	EUR	1,000	1,486
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,978
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,483

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
PepsiCo Inc.	1.750%	4/28/21	EUR	500	697
Pfizer Inc.	4.550%	5/15/17	EUR	1,820	2,802
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	6,767
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,439
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,314
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,502
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	2,118
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,392
Praxair Inc.	1.500%	3/11/20	EUR	500	693
Procter & Gamble Co.	2.000%	11/5/21	EUR	2,800	3,967
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,080	4,331
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	3,455
Prologis LP	3.375%	2/20/24	EUR	1,500	2,188
Roche Holdings Inc.	6.500%	3/4/21	EUR	3,595	6,550
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,426
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,322
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	1,018
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,500	2,193
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,721
Wal-Mart Stores Inc.	0.940%	7/28/15	JPY	100,000	986
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	1,100	1,532
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	1,100	1,539
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	500	873
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,622
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	6,137
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,795
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,330	2,116
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	7,500
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	3,046
					370,567
U.S. Government and Agency Obligations (0.0%)
[17] Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,883
					2,883
Total United States (Cost $358,101)					376,495
Temporary Cash Investments (0.9%)
Time Deposits (0.7%)
Australian Dollar Time Deposits	2.002%	5/1/14	AUD	12,153	11,291
British Pound Sterling Time Deposits	0.067%	5/1/14	GBP	14,129	23,856
Canadian Dollar Time Deposits	0.438%	5/1/14	CAD	9,876	9,011
Danish Krone Time Deposits	0.000%	5/1/14	DKK	17,692	3,288
Euro Time Deposits	0.054%	5/2/14	EUR	65,105	90,324
Hong Kong Dollar Time Deposits	0.005%	5/2/14	HKD	35,429	4,570
Japanese Yen Time Deposits	0.005%	5/1/14	JPY	2,273,402	22,237
New Zealand Dollar Time Deposits	2.500%	5/1/14	NZD	2,186	1,885
Norwegian Krone Time Deposits	0.900%	5/2/14	NOK	3	1
Singapore Dollar Time Deposits	0.005%	5/2/14	SGD	27	21
South African Rand Time Deposits	4.781%	5/2/14	ZAR	4,150	394
Swedish Krona Time Deposits	0.178%	5/2/14	SEK	897	138
Switzerland Dollar Time Deposits	0.001%	5/2/14	CHF	3,626	4,120
United States Dollar Time Deposits	0.030%	5/1/14	USD	157	157
					171,293

Total International Bond Index Fund

			Market
			Value
	Coupon	Shares	($000)
Money Market Fund (0.2%)
[18] Vanguard Market Liquidity Fund	0.124%	37,102,782	37,103
Total Temporary Cash Investments (Cost $208,396)			208,396
Total Investments (99.0%) (Cost $21,929,153)			22,824,487
Other Assets and Liabilities (1.0%)
Other Assets			975,609
Liabilities			(747,833)
			227,776
Net Assets (100%)			23,052,263

At April 30, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			23,000,946
Undistributed Net Investment Income			6,109
Accumulated Net Realized Losses			(748,335)
Unrealized Appreciation (Depreciation)
Investment Securities			895,334
Futures Contracts			60
Forward Currency Contracts			(105,264)
Foreign Currencies			3,413
Net Assets			23,052,263

Investor Shares—Net Assets
Applicable to 1,321,100,144 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			13,389,169
Net Asset Value Per Share—Investor Shares			$10.13

Admiral Shares—Net Assets
Applicable to 161,143,445 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			3,265,985
Net Asset Value Per Share—Admiral Shares			$20.27

Institutional Shares—Net Assets
Applicable to 173,158,291 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			5,265,895
Net Asset Value Per Share—Institutional Shares			$30.41

Total International Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 22,323,583 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,131,214
Net Asset Value Per Share—ETF Shares	$50.67

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,388,367,000, representing 6.0% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Austria.
4 Securities with a value of $117,904,000 have been segregated as collateral for open forward currency contracts.
5 Guaranteed by the Government of Luxembourg.
6 Guaranteed by the Kingdom of Belgium.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Government of Canada.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Free State of Bavaria.
11 Securities with a value of $974,000 have been segregated as initial margin for open futures contracts.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Federation of Malaysia.
14 Guaranteed by the Kingdom of Spain.
15 Guaranteed by multiple countries.
16 Guaranteed by the Government of the United Kingdom.
17 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish new lira.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1,2]	177,047
Total Income	177,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	232
Management and Administrative—Investor Shares	12,939
Management and Administrative—Admiral Shares	2,138
Management and Administrative—Institutional Shares	1,864
Management and Administrative—ETF Shares	703
Marketing and Distribution—Investor Shares	895
Marketing and Distribution—Admiral Shares	142
Marketing and Distribution—Institutional Shares	427
Marketing and Distribution—ETF Shares	93
Custodian Fees	957
Shareholders’ Reports—Investor Shares	23
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	12
Trustees’ Fees and Expenses	7
Total Expenses	20,463
Net Investment Income	156,584
Realized Net Gain (Loss)
Investment Securities Sold	22,411
Futures Contracts	769
Foreign Currencies and Forward Currency Contracts	(91,426)
Realized Net Gain (Loss)	(68,246)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	465,942
Futures Contracts	71
Foreign Currencies and Forward Currency Contracts	(86,675)
Change in Unrealized Appreciation (Depreciation)	379,338
Net Increase (Decrease) in Net Assets Resulting from Operations	467,676
1 Interest income from an affiliated company of the fund was $44,000.
2 Interest income is net of foreign withholding taxes of $955,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	April 30, 2013[1]
	April 30,	to October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	156,584	108,993
Realized Net Gain (Loss)	(68,246)	(680,089)
Change in Unrealized Appreciation (Depreciation)	379,338	414,205
Net Increase (Decrease) in Net Assets Resulting from Operations	467,676	(156,891)
Distributions
Net Investment Income
Investor Shares	(93,547)	(69,814)
Admiral Shares	(19,459)	(6,369)
Institutional Shares	(34,066)	(18,529)
ETF Shares	(6,127)	(2,463)
Transition Shares	—	(9,094)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Transition Shares	—	—
Total Distributions	(153,199)	(106,269)
Capital Share Transactions
Investor Shares	746,979	12,467,965
Admiral Shares	1,587,495	1,621,818
Institutional Shares	1,835,513	3,355,980
ETF Shares	451,722	656,499
Transition Shares	—	276,875
Net Increase (Decrease) from Capital Share Transactions	4,621,709	18,379,137
Total Increase (Decrease)	4,936,186	18,115,977
Net Assets
Beginning of Period	18,116,077	100
End of Period[2]	23,052,263	18,116,077

1 Commencement of Transition Period. See Notes to Financial Statements.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,109,000 and $2,724,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
	Six Months	May 31,
	Ended	2013[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$9.99	$10.00
Investment Operations
Net Investment Income	. 074	. 060
Net Realized and Unrealized Gain (Loss) on Investments	.139	(.011)
Total from Investment Operations	. 213	. 049
Distributions
Dividends from Net Investment Income	(.073)	(.059)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 073)	(. 059)
Net Asset Value, End of Period	$10.13	$9.99

Total Return [2]	2.14%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,389	$12,454
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.52%	1.44%[3]
Portfolio Turnover Rate	126%	31%[4,5]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months	May 31,
	Ended	2013[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$19.98	$20.00
Investment Operations
Net Investment Income	.152	.125
Net Realized and Unrealized Gain (Loss) on Investments	.288	(.023)
Total from Investment Operations	. 440.102
Distributions
Dividends from Net Investment Income	(.150)	(.122)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.150)	(.122)
Net Asset Value, End of Period	$20.27	$19.98

Total Return [2]	2.21%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,266	$1,636
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.55%	1.49%[3]
Portfolio Turnover Rate	126%	31%[4,5]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	May 31,
	Ended	2013[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$29.97	$30.00
Investment Operations
Net Investment Income	. 240.193
Net Realized and Unrealized Gain (Loss) on Investments	.437	(.034)
Total from Investment Operations	.677	.159
Distributions
Dividends from Net Investment Income	(.237)	(.189)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.237)	(.189)
Net Asset Value, End of Period	$30.41	$29.97

Total Return	2.27%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,266	$3,361
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.63%	1.55%[2]
Portfolio Turnover Rate	126%	31%[3,4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	May 31,
	Ended	2013[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$49.95	$49.94
Investment Operations
Net Investment Income	. 380	. 306
Net Realized and Unrealized Gain (Loss) on Investments	.711	(.054)
Total from Investment Operations	1.091	.252
Distributions
Dividends from Net Investment Income	(.371)	(.242)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 371)	(. 242)
Net Asset Value, End of Period	$50.67	$49.95

Total Return	2.20%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,131	$665
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.55%	1.48%[2]
Portfolio Turnover Rate	126%	31%[3,4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period; see Notes to Financial Statements. Portfolio turnover including trading activity during the Transition Period was 128%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investments in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

The fund was organized on September 28, 2011, and its operations up to April 30, 2013, were limited to the sale and issuance of 3,333 Transition Shares of beneficial interest at an aggregate cost of $100,000 to a subsidiary of the The Vanguard Group. On May 1, 2013, the fund issued Transition Shares to other Vanguard funds and collective trusts in exchange for U.S. bonds transferred in-kind. The other Vanguard funds and trusts held and traded Transition Shares between May 1, 2013, and May 30, 2013, (the “Transition Period”). During the Transition Period, the fund sold the U.S. bonds it received in-kind and used the proceeds to purchase international bonds consistent with its stated investment objective. The fund offered only Transition Shares during the Transition Period, ensuring that the transaction costs related to the bond sales and purchases were borne solely by the shareholders who caused the fund to incur those costs. All Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares on May 31, 2013.

The fund no longer offers Transition Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Total International Bond Index Fund

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Total International Bond Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2014, the fund’s average investment in forward currency contracts represented 100% of net assets, based on quarterly average notional amounts.

5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2013, and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Total International Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $2,375,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,883	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,430,986	—
Corporate Bonds	—	2,918,985	—
Sovereign Bonds	—	18,263,237	—
Temporary Cash Investments	37,103	171,293	—
Futures Contracts—Liabilities[1]	(28)	—	—
Forward Currency Contracts—Assets	—	12,737	—
Forward Currency Contracts—Liabilities	—	(118,001)	—
Total	37,075	22,682,120	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	12,737	12,737
Liabilities	(28)	(118,001)	(118,029)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	769	—	769
Forward Currency Contracts	—	(73,557)	(73,557)
Realized Net Gain (Loss) on Derivatives	769	(73,557)	(72,788)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	71	—	71
Forward Currency Contracts	—	(129,926)	(129,926)
Change in Unrealized Appreciation (Depreciation) on Derivatives	71	(129,926)	(129,855)

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Long Gilt	June 2014	110	20,491	60

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citigroup Global Markets	5/2/14	JPY	519,150,000	USD	5,082,232	(4,226)
Bank of America	6/3/14	USD	11,883,224	EUR	8,571,000	(7,896)
BNP Paribas	5/2/14	USD	5,833,791	EUR	4,232,865	(38,744)
Citigroup Global Markets	6/3/14	USD	5,130,691	JPY	524,000,000	5,244
Bank of America	5/2/14	EUR	4,280,365	USD	5,934,949	3,487
Credit Suisse Securities	5/6/14	THB	3,449,602	USD	106,601	—
Bank of America	5/2/14	USD	2,548,596	JPY	262,435,000	(18,382)
BNP Paribas	5/2/14	USD	2,472,540	JPY	254,585,000	(17,654)
BNP Paribas	6/3/14	USD	2,079,781	GBP	1,232,000	(351)
HSBC Holdings	6/3/14	JPY	2,000,000	USD	19,589	(26)
BNP Paribas	5/5/14	MXN	1,954,760	USD	149,344	71
Morgan Stanley	5/5/14	SEK	1,756,840	USD	269,582	610

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/2/14	USD	1,159,128	CAD	1,273,000	(2,315)
JP Morgan	5/6/14	ZAR	1,062,010	USD	100,845	102
Citigroup Global Markets	5/5/14	CZK	1,018,380	USD	51,407	53
HSBC Holdings	5/2/14	USD	1,008,497	GBP	605,020	(13,031)
Morgan Stanley	5/2/14	DKK	756,000	USD	140,441	80
Citigroup Global Markets	5/2/14	AUD	631,960	USD	585,543	1,552
BNP Paribas	5/2/14	GBP	605,020	USD	1,021,607	(80)
BNP Paribas	5/2/14	USD	578,979	AUD	625,960	(2,542)
Citigroup Global Markets	6/3/14	USD	573,203	AUD	620,000	(2,780)
BNP Paribas	6/3/14	USD	477,849	KRW	494,000,000	(231)
Morgan Stanley	5/5/14	NOK	453,050	USD	76,065	151
Credit Suisse Securities	6/3/14	USD	360,125	CHF	317,000	(62)
BNP Paribas	5/5/14	USD	354,672	CHF	313,220	(1,220)
BNP Paribas	5/5/14	PLN	330,000	USD	108,999	(4)
Credit Suisse Securities	5/5/14	CHF	315,220	USD	358,021	142
HSBC Holdings	5/5/14	USD	281,460	SEK	1,826,840	503
Morgan Stanley	6/3/14	USD	270,842	SEK	1,766,000	(758)
JP Morgan	5/5/14	ILS	186,450	USD	53,867	13
BNP Paribas	6/3/14	USD	156,479	MXN	2,053,000	(445)
HSBC Holdings	5/5/14	USD	149,427	MXN	1,954,760	12
Morgan Stanley	6/3/14	USD	146,776	DKK	790,000	(64)
HSBC Holdings	5/2/14	USD	139,592	DKK	756,000	(929)
BNP Paribas	6/3/14	USD	109,522	PLN	332,200	(200)
HSBC Holdings	5/5/14	USD	108,989	PLN	330,000	(6)
Credit Suisse Securities	6/3/14	USD	107,650	THB	3,490,000	(200)
HSBC Holdings	5/6/14	USD	100,459	ZAR	1,062,010	(487)
HSBC Holdings	5/6/14	USD	99,904	THB	3,245,380	(386)
JP Morgan	6/3/14	USD	99,248	ZAR	1,050,000	(557)
BNP Paribas	6/3/14	USD	84,650	MYR	277,000	(176)
Morgan Stanley	5/5/14	SGD	82,610	USD	65,806	87
Morgan Stanley	6/3/14	USD	76,186	NOK	454,300	(240)
HSBC Holdings	5/5/14	USD	75,575	NOK	453,050	(641)
JP Morgan	6/3/14	USD	75,025	TRY	160,200	(844)
BNP Paribas	5/2/14	NZD	73,700	USD	63,316	236
Morgan Stanley	5/5/14	HKD	70,310	USD	9,069	—
JP Morgan	5/5/14	SEK	70,000	USD	10,800	(34)
Morgan Stanley	6/3/14	USD	66,515	SGD	83,500	(88)
JP Morgan	5/2/14	USD	65,734	EUR	47,500	(166)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JP Morgan	6/2/14	USD	63,926	RUB	2,300,000	(635)
HSBC Holdings	5/2/14	USD	63,790	NZD	73,700	238
BNP Paribas	6/3/14	USD	63,578	NZD	74,200	(405)
JP Morgan	5/5/14	USD	62,511	SGD	78,610	(191)
JP Morgan	6/2/14	USD	54,152	ILS	187,500	(31)
Bank of America	5/5/14	USD	53,402	ILS	186,450	(478)
Citigroup Global Markets	6/3/14	USD	51,749	CZK	1,025,000	(46)
JP Morgan	5/5/14	USD	51,191	CZK	1,018,380	(270)
JP Morgan	6/3/14	EUR	28,000	USD	38,832	14
JP Morgan	5/2/14	USD	12,780	JPY	1,300,000	64
BNP Paribas	5/2/14	CAD	10,000	USD	9,113	11
Morgan Stanley	6/4/14	USD	9,081	HKD	70,400	1
HSBC Holdings	5/2/14	USD	9,076	CAD	10,000	(48)
JP Morgan	5/5/14	USD	9,065	HKD	70,310	(4)
HSBC Holdings	5/2/14	USD	8,070	JPY	830,000	(49)
Bank of America	6/3/14	USD	7,800	JPY	800,000	(25)
Bank of America	5/6/14	USD	6,300	THB	204,222	(11)
JP Morgan	5/2/14	USD	5,640	AUD	6,000	66
BNP Paribas	5/5/14	USD	3,176	SGD	4,000	(14)
HSBC Holdings	5/5/14	USD	2,243	CHF	2,000	(29)
						(105,264)
Refer to the Statement of Net Assets for currency abbreviations.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $175,789,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $21,929,153,000. Net unrealized appreciation of investment securities for tax purposes was $895,334,000, consisting of unrealized gains of $1,077,491,000 on securities that had risen in value since their purchase and $182,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Total International Bond Index Fund

F. During the six months ended April 30, 2014, the fund purchased $15,660,240,000 of investment securities and sold $11,651,233,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,978,000 and $11,958,000, respectively.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Period Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares[1]
Issued	1,062,509	105,800	12,613,415	1,261,422
Issued in Lieu of Cash Distributions	93,532	9,315	69,809	7,049
Redeemed	(409,062)	(40,741)	(215,259)	(21,745)
Net Increase (Decrease)—Investor Shares	746,979	74,374	12,467,965	1,246,726
Admiral Shares[1]
Issued	1,679,356	83,825	1,662,591	83,968
Issued in Lieu of Cash Distributions	18,580	924	6,134	309
Redeemed	(110,441)	(5,511)	(46,907)	(2,371)
Net Increase (Decrease)—Admiral Shares	1,587,495	79,238	1,621,818	81,906
Institutional Shares[1]
Issued	1,816,739	60,412	3,342,098	111,654
Issued in Lieu of Cash Distributions	34,040	1,129	18,502	622
Redeemed	(15,266)	(507)	(4,620)	(152)
Net Increase (Decrease)—Institutional Shares	1,835,513	61,034	3,355,980	112,124
ETF Shares[1]
Issued	451,722	9,018	656,499	13,306
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	451,722	9,018	656,499	13,306
Transition Shares [2]
Issued	—	—	14,364,752	478,993
Issued in Lieu of Cash Distributions	—	—	9,094	309
Redeemed	—	—	(14,096,971)	(479,305)
Net Increase (Decrease)—Transition Shares	—	—	276,875	(3)

1 Inception date was May 31, 2013.

2 Commencement of the Transition Period was April 30, 2013. Effective May 31, 2013, all Transition Shares were converted to Investor Shares, Admiral Shares, or Institutional Shares. The fund no longer offers Transition Shares.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,021.41	$1.15
Admiral Shares	1,000.00	1,022.12	1.00
Institutional Shares	1,000.00	1,022.69	0.60
ETF Shares	1,000.00	1,021.96	1.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,023.80	1.00
Institutional Shares	1,000.00	1,024.20	0.60
ETF Shares	1,000.00	1,023.80	1.00

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.20% for Admiral Shares, 0.12% for Institutional Shares, and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided since the fund’s inception in 2013, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expense ratio appears in the Financial Statements section.

The board did not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.	F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.

Alfred M. Rankin, Jr.	Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12312 062014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

VANGUARD CHARLOTTE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.